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                           [LOGO] LEADER Mutual Funds
                           --------------------------

                               SEMI-ANNUAL REPORT

                                February 28, 2002


                                                     LEADER Growth & Income Fund
                                                            LEADER Balanced Fund
                                                     LEADER Tax-Exempt Bond Fund
                                        LEADER Intermediate Government Bond Fund
                                                     LEADER Short Term Bond Fund
                                             LEADER Tax-Exempt Money Market Fund
                                                        LEADER Money Market Fund
                                               LEADER Treasury Money Market Fund








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TABLE OF CONTENTS



LEADER MUTUAL FUNDS

SEMI-ANNUAL REPORT

FEBRUARY 28, 2002

Letter from the President .......................................1

LEADER Growth & Income Fund .....................................2

LEADER Balanced Fund ............................................3

LEADER Tax-Exempt Bond Fund .....................................4

LEADER Intermediate Government Bond Fund ........................5

LEADER Short Term Bond Fund .....................................6

LEADER Tax-Exempt Money Market Fund .............................7

LEADER Money Market Fund ........................................8

LEADER Treasury Money Market Fund ...............................9

LETTER FROM THE PRESIDENT


DEAR SHAREHOLDER,

     We are pleased to provide you with this semiannual report for the LEADER Mutual Funds. Throughout the pages of this report you will find commentary on fund strategy, investments and performance for the six-month period ended February 28, 2002.

VOLATILITY REIGNS IN EVENTFUL PERIOD

    The financial markets spent much of the six-month period reacting to and/or recovering from terrorist attacks, economic recession, Federal Reserve (the "Fed") policy (and anticipated policy), war, and high-profile corporate bankruptcies. As a result, volatility was the watchword, as investor sentiment fluctuated between concern over current events and optimism toward longer-term prospects.

DISCIPLINE PROVES REWARDING

    Perhaps the greatest investment lesson we can take from this period is the importance of discipline. Reacting to events without considering the long-term implications proved problematic. For example, in the wake of the horrific September 11, 2001 terrorist attacks the stock market went into a tailspin. Investors abandoned riskier investments, preferring the high quality and safety of U.S. government and money market securities. Cooler heads eventually prevailed, though, and by the end of 2001, stocks (as measured by the S&P 500 Stock Index(1)) had recovered all their post-September 11 losses, inspired by Fed action and renewed confidence in the economy.

    Once more, maintaining a disciplined investment strategy and focusing on long-term performance proved to be an effective course. We continue to reiterate that stock returns can swing dramatically over the short subsided with the passage of time. This is why it is important to develop a diversified, long-term investment strategy and remain committed to that lasting plan for the long haul.

WE EXTEND OUR APPRECIATION

    We truly appreciate your ongoing confidence in the LEADER Mutual Funds, and we look forward to continuing to help you achieve your investment goals with funds that strive for consistent and attractive long-term performance. If you ever have questions or comments about our funds, please contact us at 1-800-219-4182.

    Sincerely,


    /s/ Walter B. Grimm


    Walter B. Grimm

    President

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange, and over-the-counter market. Investors cannot invest directly in the index, although they can invest in its underlying securities.

LEADER GROWTH & INCOME FUND

                       PORTFOLIO MANAGER: Gary J. Guthrie, Senior Vice President


OBJECTIVE

The LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

Q&A

HOW DID THE FUND PERFORM?

    For the six-month period ended February 28, 2002, the Fund's Investor Shares (exclusive of sales load)(1) posted an average total return of -3.37%. The total return for the Fund's peer group, the Lipper Large-Cap Core Funds Average(2) was -2.35% for the period.

    The period started on a negative note with the terrorist attacks of September 11, 2001, rocking the nation and the financial markets. The market closed for several days following the attacks, and upon its reopening on September 17 plummeted severely. However, the downturn was short-lived, as stocks stabilized by month end and went on to post gains over the next several months. Early in 2002 selling pressures and the uncertainties surrounding the Enron/Andersen debacle drove stock prices lower.

WHAT WERE YOUR KEY STRATEGIES?

    Our primary strategy during this challenging period was to adhere to our conservative investment principals. As such, we maintained a diversified portfolio of high-quality stocks with predictable earnings streams. We maintained our long-term strategy of focusing on companies with a history of earnings and earnings growth. These companies offer what we believe are strong capitalization, high-quality management and a superior outlook relative to their competitors.

HOW WAS THE FUND INVESTED?

    Our approach is to look for growth at a reasonable price. This practice resulted in a diversified portfolio that offered exposure to stocks of different styles.

    As of February 28, 2002, the Fund was invested in 80 companies representing 27 industries. The Fund's 10 largest equity holdings represented approximately 28% of the portfolio. The top ten holdings were Pfizer, Inc. (4.66% of net assets); Exxon Mobil Corp. (3.63%); General Electric Co. (3.03%); Amgen (2.92%); Fannie Mae Corp. (2.46%); Anheuser-Busch Cos. (2.40%); Philip Morris Cos. (2.32%), Johnson & Johnson (2.30%); PepsiCo, Inc. (2.09%) and Microsoft Corp (1.87%).*

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

    Market consensus calls for the economic recovery to gain momentum by the middle of 2002. The consumer has remained the bright spot in the economy, but Fed Chairman Alan Greenspan has noted that business capital spending must increase to lead the U.S. economy out of what may prove to be a short-lived, shallow recession. We continue to position the Fund to take advantage of the needed increase in capital spending, while maintaining our positions in consumer stocks with more predictable earnings.The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.





--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN
INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) With the maximum sales charge of 5.50%, the total return for the six months ended February 28, 2002 was -8.67%.

(2) The Lipper Large-Cap Core Funds Average consists of managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Investors cannot invest directly in the index, although they can invest in its underlying funds.

* The composition of the Fund's holdings is subject to change.

LEADER BALANCED FUND

PORTFOLIO MANAGERS: Gary J. Guthrie, Senior Vice President, and Lucy Kasson, Vice President


OBJECTIVE

The LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities, fixed income securities and money market instruments. Under normal market conditions the fund will invest at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities.

Q&A

HOW DID THE FUND PERFORM?

    For the six months ended February 28, 2002, the Fund's Investor Shares (exclusive of sales load)(1) posted an average total return of 0.58%. The Fund's performance was slightly better than the average performance for its peer group, the Lipper Balanced Funds Average, which posted an average total return of -0.79% for the same period.(2)

    Investors will remember this six-month period for the terrorist attacks on September 11, 2001, which shook the nation and the financial markets. After closing for several days following the attacks, the stock market reopened on September 17 and plummeted. However, the severe downturn was short-lived, as stocks stabilized by month end and then went on to post gains over the next several months.

    Short-term bonds continued to benefit from the Fed's easing policy. The Fed continued lowering interest rates in the final four months of 2001, bringing the federal funds rate to a 40-year low. This action eventually led to renewed optimism regarding the U.S. economy, as leading economic indicators turned positive late in the period. However, along with this optimism, bond investors became concerned that an economic rebound would lead to higher inflation and cause the Fed to start raising rates. By the end of the period, this sentiment had an overall negative impact on the bond market.

WHAT WERE YOUR KEY STRATEGIES?

    Within the bond portfolio, our objective was to purchase high-quality securities offering high coupons and good call protection. The call feature refers to the bond issuer's ability to repay the bond before its maturity date. In a declining interest rate environment, bond issuers often call their bonds so they can refinance their debt at a lower interest rate. Investors who hold those bonds then must reinvest their proceeds when interest rates are falling and bond prices are increasing. Therefore, when a bond has call protection, its issuer cannot call the debt within a specified period, and investors continue to earn relatively higher coupons. We primarily focused on intermediate-term government bonds, as they offered the appeal, quality and performance we wanted.

    Within the stock portfolio, our primary strategy was to adhere to our conservative investment principle. We maintained a diversified portfolio of high-quality stocks with predictable earnings streams. We maintained our long-term strategy of focusing on companies with a history of earnings and earnings growth. These companies offer what we believe are strong capitalization, high-quality management and a superior outlook relative to their competitors.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

    Market consensus calls for the economic recovery to gain momentum by the middle of 2002. The consumer has remained the bright spot in the economy, but Fed Chairman Alan Greenspan has noted that business capital spending must increase to lead the U.S. economy out of what may prove to be a short-lived, shallow recession. We continue to position the Fund to take advantage of the needed increase in capital spending, while maintaining our positions in consumer stocks with more predictable earnings.




--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) With the maximum sales charge of 5.50%, the total return for the period ended February 28, 2002, was -4.91%.

(2) The Lipper Balanced Funds Average consists of managed mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. Investors cannot invest directly in the index, although they can invest in its underlying funds.

LEADER TAX-EXEMPT BOND FUND

                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Tax-Exempt Bond Fund seeks to produce current income that is exempt from federal income tax consistent with preservation of capital.

Q&A

HOW DID THE FUND PERFORM?

    The Fund's Investor Shares (exclusive of sales load)(1) posted an average total return of 1.44% for the six-month period ended February 28, 2002. The Fund's return remained in line with that of its peers in the Lipper Intermediate Municipal Debt Funds Average,(2) which posted a total return of 1.51% for the period.

    The Fund's 30-day total effective yield as of February 28, 2002, was 3.92% (Investor Shares). For investors in the 39.6% income tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 6.49%.

WHAT WERE YOUR KEY INVESTMENT STRATEGIES?

    Faced with continued economic unrest, we maintained our policy of holding a high-quality, broadly diversified portfolio. Within that framework, we concentrated on bonds with good structures--that is, non-callable bonds and bonds with good call protection. The call feature refers to the bond issuer's ability to repay the bond before its maturity date. In a declining interest rate environment bond issuers often "call" their bonds so they can refinance their debt at lower interest rates. Investors who hold those bonds then must reinvest the proceeds in an environment of falling interest rates and rising bond prices. However, bonds with call protection prohibit bond issuers from calling their debt within a specific period, and investors who hold call-protected bonds enjoy some protection from reinvesting when prices are on the upswing.

    We also maintained an even mix of general obligation (GO) and essential-service revenue bonds. The economic slowdown led to credit downgrades among many municipalities, which, in turn, negatively affected their GO bonds. But, because we diversified the portfolio with essential-service bonds, the Fund was shielded somewhat from the problems in the GO bond sector. In addition, after the terrorist attacks of September 11, 2001, we avoided airport-related securities and bonds issued by states that depend heavily on tourism revenue. Instead, we focused on bonds issued in the Midwest, which performed relatively well due to the region's diversified economy.

    As of February 28, 2002, 65.4% of the Fund was rated AAA; 33.4% was rated AA; and 1.2% was rated A. In addition to focusing on higher-quality bonds, we maintained an average maturity of approximately seven years--shorter than the average of our peers. This strategy was effective because bonds at the shorter side of the intermediate maturity range were in strong demand and short supply. This imbalance led to attractive relative performance for short-intermediate bonds.*

WHAT IS YOUR INVESTMENT OUTLOOK?

    We expect continued strong demand for municipal securities, particularly as investors pay more attention to the importance of diversification. As the year unfolds, we look for interest rates to trend higher. We plan to extend the Fund's average maturity to gain the yield advantages from longer-term securities. At the same time, we will continue to focus on bonds with good call structures.


--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ A portion of the Fund's income may be subject to the federal alternative minimum tax and/or to certain state and local taxes.

(1) With the maximum sales charge of 4.75%, the total return for the six months ended February 28, 2002, was -3.38%.

(2) The Lipper Intermediate Municipal Debt Funds Average consists of managed mutual funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. Investors cannot invest directly in an index, although they can invest in its underlying funds.

* The composition of the Fund's holdings is subject to change.

LEADER INTERMEDIATE GOVERNMENT BOND FUND

                              PORTFOLIO MANAGER: L. Clark Zedric, Vice President

OBJECTIVE

The LEADER Intermediate Government Bond Fund seeks to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

Q&A

HOW DID THE FUND PERFORM?

    The Fund's Investor Shares (exclusive of sales load)(1) posted an average total return of 2.64% for the six months ended February 28, 2002. The Fund performed in line with its peer group, the Lipper Intermediate U.S. Government Funds Average,(2) which posted a total return of 2.67% for the period.

WHAT FACTORS INFLUENCED THE BOND MARKET?

    As the six-month period began, the already-struggling U.S. economy was facing new fears and uncertainties resulting from the terrorist attacks of September 11, 2001. The Fed responded with its eighth interest rate cut of 2001. Three more cuts would follow before the close of the calendar year, shrinking the federal funds rate to 1.75%.

    As rates on short-term securities declined during the period, rates on intermediate- and long-term bonds remained stagnant. Yields on bonds with maturities of five years and longer were relatively unchanged from September 1, 2001, to February 28, 2002.

WHAT WERE YOUR KEY STRATEGIES?

    Our objectives were to maintain a high-quality portfolio and to stay the course with intermediate-term maturities. We generally focus on securities in the three- to 12-year maturity range and keep the Fund's duration slightly longer than that of our peers. This strategy worked well in this period of falling or stable interest rates and helped generate a relatively attractive return.

 HOW WAS THE FUND INVESTED?

    We focused on mortgage securities due to the favorable yield spreads in this sector. Mortgages were among the best-performing bond sectors throughout the six-month period. Increasing the Fund's mortgage exposure also will help us satisfy the new SEC rules that require government bond funds to invest at least 80% of their assets in government or government agency securities by the end of July. We also invested in short-term corporate bonds that we knew we would have to sell soon but nevertheless offered attractive yields.

    As of February 28, 2002, approximately 30% of the Fund's assets was invested in corporate securities and the reminder was invested in government securities. In terms of quality, 71.9% of the Fund's assets was invested in bonds rated AAA; 12.9% was invested in AA; 13.9% was invested in A; and 1.1% was invested in BAA.*

WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?

    We expect the economy to gradually improve, which should lead to higher short-term interest rates. We feel inflation should remain in check, but we look for the Fed to take back some of its rate cuts later in the year, after the economy is back on track. On the other hand, intermediate-term rates should stay flat or even decline.

    We plan to stay focused on mortgage securities as we build the Fund's government-securities position. Also, mortgage prepayment risk has faded, and yields on mortgages remain relatively attractive. We also expect to maintain a small position in high-quality corporate bonds with attractive yields.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) With the maximum sales charge of 4.75%, the total return for the six months ended February 28, 2002, was -2.25%.

(2) The Lipper Intermediate U.S. Government Funds Average consists of managed mutual funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. Investors cannot invest directly in the index, although they can invest in its underlying funds.

* The composition of the Fund's holdings is subject to change.

LEADER SHORT TERM BOND FUND

PORTFOLIO MANAGER: L. Clark Zedric, Vice President and James W. Duies, Portfolio Manager

OBJECTIVE

The LEADER Short Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests in U.S. corporate and government issues, and mortgage-backed and other asset-backed securities. The Fund invests primarily in investment grade bonds rated BBB or better. The average maturity of the Fund will be 3 years or less.

Q&A

HOW DID THE FUND PERFORM?

    The Fund's Investor Shares (exclusive of sales load)(1) posted an average total return of 0.36% for the six-month period ended February 28, 2002. For the same period the Lipper Short Investment Grade Debt Funds Average(2) posted a return of 1.90%. This was due to the Fund's limited exposure to securities at the shortest end of the yield curve, where interest rates showed the sharpest decline and prices showed the greatest increase. In addition, the entire corporate bond sector suffered somewhat in the wake of the September 11, 2001 terrorist attacks and the Enron scandal, and the Fund was invested primarily in corporate bonds during the period (although not in Enron bonds).

WHAT WERE YOUR KEY STRATEGIES?

    Our key strategy was to try to generate as much yield as possible for the Fund consistent with capital preservation. As such, we primarily invested in corporate bonds due to their yield advantages over other securities. We focused on blending maturities to strengthen yield and arrive at an average portfolio maturity of between two and three years. At the shortest end, we purchased BBB-rated paper, but our longer-term investments were rated A or better. Lingering credit concerns caused us to increase our quality standards as we moved into longer-term securities.*

HOW WAS THE FUND INVESTED?

    We invested in a diversified portfolio of corporate bonds representing a variety of industries. The Fund is permitted to invest in other types of bonds, but we felt the corporate arena offered the most attractive yields during the period.

    As of February 28, 2002, 87.4% of the Fund's net assets was invested in corporate securities and 16.9% in government. In terms of quality, 14.2% of the Fund's assets was invested in bonds rated AAA; 11.8% was invested in AA; 40.7% was invested in A; and 33.3% was invested in BAA.*

WHAT IS YOUR INVESTMENT OUTLOOK?

    We expect the economy to gradually improve, which should lead to higher short-term interest rates. Inflation should remain in check, but we look for the Fed to take back some of its rate cuts later in the year, after the economy is back on track. We look forward to reinvesting at what we hope will be higher short-term rates over the next several months. We plan to remain focused on the corporate sector, where we continue to look for better relative yields.*





--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) With the maximum sales charge of 4.75%, the total return for the six months ended February 28, 2002, was -4.41%.

(2) The Lipper Short Investment Grade Debt Funds Average consists of managed mutual funds that invests at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years. Investors cannot invest directly in the index, although they can invest in its underlying funds.

* The composition of the Fund's holdings is subject to change.

LEADER TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

    The seven-day and seven-day total effective yield on the Fund's Investor Shares was 0.25% and 0.25%, respectively, as of Febuary 28, 2002. For investors in the 39.6% tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 0.41%. The Fund's yield declined somewhat during the period, reflecting the general decline in short-term interest rates. Faced with an economic recession and the fallout from the September 11 terrorist attacks, the Fed cut interest rates four times in the final four months of 2001, bringing the total number of cuts in 2001 to 11 and the federal funds rate to 1.75%.

WHAT WERE YOUR KEY STRATEGIES?

    With rates on the slide, we extended the Fund's average maturity to capture relatively higher yields on longer-term paper. However, we changed strategy in the final two months of the year, when signs of an economic recovery emerged. With the economy on the rebound, it seemed likely that rates had bottomed and the Fed's easing campaign had ended. We started shortening the Fund's average maturity to position the Fund to take advantage of higher rates later in the year. The Fund ended the period with an average maturity of 49 days.*

HOW WAS THE FUND INVESTED?

    To maintain a high level of liquidity, we invested primarily in variable-rate securities with daily, weekly and monthly maturities. As of February 28, 2002, 44.2% of the Fund's assets was in variable-rate securities, and the remainder of the Fund's assets was invested in fixed-rate instruments and cash.*

WHAT IS YOUR OUTLOOK?

    We look for short-term rates to start moving up before the end of the year. We expect to keep the Fund's average maturity to less than 60 days until we see rates rebound. Then we plan to slowly extend the Fund's maturity using variable-rate paper, which generally lets us participate in a rising rate environment and improve the Fund's yield for shareholders. As always, we will continue to focus on high quality securities.



--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

+ A portion of the Fund's income may be subject to the federal alternative minimum tax and/or to certain state and local taxes.

* The composition of the Fund's holdings is subject to change.

LEADER MONEY MARKET FUND

                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

    The seven-day and seven-day total effective yield on the Fund's Investor Shares was 1.02% and 1.02%, respectively, as of February 28, 2002.

WHAT WERE YOUR KEY STRATEGIES?

    Our primary strategy early on in this challenging interest rate environment was to extend the portfolio's average maturity consistent with the Fund's stringent quality and maturity guidelines. By extending the portfolio's average maturity we were able to lock in relatively higher yields available from longer-term securities. However, in the final two months of the period, it appeared that the economy was starting to recover. Given this scenario, it was unlikely that the Fed would continue cutting rates. In fact, with the return of positive economic growth, it seemed likely that the next Fed move would be a rate hike. We eased back on the Fund's average maturity, leaving room to take advantage of a potential rising-interest-rate environment later in the year. The Fund's average maturity ended the period at 58 days.*

    The economic recession led to credit-quality concerns in the commercial paper sector, so we were extremely careful in selecting the highest-quality commercial paper along with government securities.

HOW WAS THE FUND INVESTED?

    Approximately 43.8% of the Fund's net assets was invested in high quality commercial paper during the period. The remainder of the Fund was invested in corporate debt obligations, government and agency securities and other high quality short-term instruments.*

WHAT IS YOUR INVESTMENT OUTLOOK?

    We believe that short-term interest rates have bottomed, and we look for rates to start moving up before the end of the year. We plan to keep the Fund's average maturity to less than 60 days until we see a shift in rates that would warrant an extension. We expect to focus on variable-rate paper to take advantage of changing rates. Quality concerns should subside in the coming months, as an improving economy helps foster upgrades in corporate credit ratings. Nevertheless, we will remain diligent in monitoring credit quality and in investing in securities with the highest ratings.*





--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

* The composition of the Fund's holding is subject to change.

LEADER TREASURY MONEY MARKET FUND

                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Treasury Money Market Fund Seeks a high level of current income consistent with stability of principal and liquidity. The Fund invests primarily in high quality, short-term money market securities whose interest and principal payments are backed by the full faith of the U.S. government with remaining maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

    The seven-day and seven-day total effective yield on the Fund's Investor Shares was 1.12% and 1.13%, respectively, as of February 28, 2002. The Fund's yield declined during the period, reflecting the general decline in short-term interest rates. In an attempt to rescue the troubled economy, the Fed continued its aggressive easing policy, cutting interest rates four times between September 1, 2001, and December 31, 2001.

WHAT WERE YOUR KEY STRATEGIES?

    Our primary strategy in the final four months of 2001 was to extend the portfolio's average maturity within the overall guidelines of the Fund's prospectus. By extending the portfolio's average maturity we were able to lock in relatively higher yields available from longer-term securities. However, as we entered 2002, the economy started showing signs of improvement, and it became likely that the Fed was finished easing rates. We switched gears and shortened the Fund's average maturity in anticipation of a reversal in short-term rate trends later this year. The Fund ended the period with an average maturity of 52 days.*

HOW WAS THE FUND INVESTED?

    Approximately 51.3% of the Fund's net assets were invested in fixed-rate government and agency securities (including U.S. Treasury securities). The remainder of the portfolio was invested in variable-rate government and agency securities.*

WHAT IS YOUR OUTLOOK?

    We believe the economy is on the mend and short-term interest rates have bottomed. As such, we look for rates to start moving up before the end of the year. Our plan is to keep the Fund's average maturity to less than 60 days until we see a turnaround in rates. At that point, we expect to extend gradually with variable-rate paper.*






--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

* The composition of the Fund's holding is subject to change.

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


   SECURITY DESCRIPTION      SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS -- (90.3%)
AEROSPACE -- (1.6%)
Lockheed Martin...........     45,000    $  2,538,450
                                         ------------
AIR TRAVEL -- (0.4%)
Delta Air Lines...........     20,000         690,000
                                         ------------
ALUMINUM -- (1.7%)
Alcoa.....................     70,000       2,629,900
                                         ------------
AUTOMOBILES & TRUCKS -- (0.8%)
Ford Motor Company........     87,408       1,300,631
                                         ------------
BREWERY -- (2.4%)
Anheuser-Busch Companies..     75,000       3,813,750
                                         ------------
CHEMICALS -- (1.5%)
Dow Chemical..............     75,000       2,346,000
                                         ------------
COMPUTER SOFTWARE -- (2.3%)
Microsoft*................     50,800       2,963,672
Oracle*...................     40,000         664,800
                                         ------------
                                            3,628,472
                                         ------------
COMPUTERS & BUSINESS EQUIPMENT -- (4.3%)
Cisco Systems*............    115,000       1,641,050
Dell Computer*............     80,000       1,975,200
EMC Corporation*..........    150,000       1,635,000
Sun Microsystems*.........    180,000       1,531,800
                                         ------------
                                            6,783,050
                                         ------------
DIVERSIFIED OPERATIONS -- (4.3%)
General Electric..........    125,000       4,812,500
Tyco International........     70,000       2,037,000
                                         ------------
                                            6,849,500
                                         ------------
DRUGS & HEALTHCARE -- (16.6%)
Amgen*....................     80,000       4,638,400
Bristol-Myers Squibb......     40,000       1,880,000
Cardinal Health...........     35,000       2,313,150
Johnson & Johnson.........     60,000       3,654,000
Lilly (Eli) & Company.....     35,000       2,650,550
Merck & Company...........     40,200       2,465,466
Pfizer....................    181,000       7,413,761
Pharmacia.................     35,000       1,436,750
                                         ------------
                                           26,452,077
                                         ------------


   SECURITY DESCRIPTION      SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS -- (CONTINUED)
ELECTRONIC COMPONENTS -- (3.4%)
Applied Materials*........     40,000    $  1,738,800
Intel.....................     80,000       2,284,000
Texas Instruments.........     47,400       1,391,190
                                         ------------
                                            5,413,990
                                         ------------
FINANCE & BANKING -- (12.5%)
Bank of America...........     40,000       2,558,000
Bank One..................     33,200       1,189,888
Citigroup.................     48,333       2,187,068
Fannie Mae................     50,000       3,912,500
Hartford Financial
  Services Group..........     20,000       1,340,000
J.P. Morgan Chase &
  Company.................     51,000       1,491,750
Mellon Financial..........     36,600       1,317,600
Merrill Lynch & Company...     30,000       1,438,500
SouthTrust................     77,000       1,945,790
Wachovia..................     30,000         996,900
Wells Fargo...............     30,200       1,416,380
                                         ------------
                                           19,794,376
                                         ------------
FOOD & BEVERAGES -- (3.8%)
Coca-Cola.................     16,000         758,240
ConAgra Foods.............     81,200       1,900,892
PepsiCo...................     65,600       3,312,800
                                         ------------
                                            5,971,932
                                         ------------
HOUSEHOLD PRODUCTS -- (2.9%)
Colgate-Palmolive.........     35,000       1,959,300
Procter & Gamble..........     32,000       2,713,280
                                         ------------
                                            4,672,580
                                         ------------
MEDICAL INSTRUMENTS -- (1.7%)
Medtronic.................     60,000       2,672,400
                                         ------------
MULTIMEDIA -- (1.1%)
AOL Time Warner*..........     69,900       1,733,520
                                         ------------
OIL & GAS -- (11.6%)
BP Amoco PLC - ADR........     54,200       2,685,610
ChevronTexaco.............     32,340       2,730,790
Conoco, Class B...........     79,847       2,208,568
El Paso Corporation.......     34,600       1,352,168

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


   SECURITY DESCRIPTION      SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- (CONTINUED)
Exxon Mobil...............    139,736    $  5,771,096
Sunoco....................     70,000       2,696,400
Valero Energy.............     23,161         991,986
                                         ------------
                                           18,436,618
                                         ------------
PAPER -- (2.6%)
Boise Cascade.............     20,000         719,000
Georgia-Pacific Group.....     70,000       1,795,500
Kimberly-Clark............     25,000       1,565,000
                                         ------------
                                            4,079,500
                                         ------------
PRINTING & PUBLISHING -- (1.0%)
R.R. Donnelley & Sons.....     56,000       1,602,160
                                         ------------
RAILROADS -- (0.4%)
Burlington Northern Santa
  Fe......................     23,800         690,676
                                         ------------
RESTAURANTS -- (0.5%)
McDonald's................     29,400         767,340
                                         ------------
RETAIL -- (4.0%)
Lowe's....................     60,000       2,715,000
Wal-Mart Stores...........     45,000       2,790,450
Walgreen Company..........     20,000         804,800
                                         ------------
                                            6,310,250
                                         ------------
TELECOMMUNICATION EQUIPMENT -- (1.5%)
Corning...................     42,000         282,660
General Motors, Class H...     60,000         885,000
Nokia Oyj - ADR...........     62,000       1,287,740
                                         ------------
                                            2,455,400
                                         ------------
TELECOMMUNICATIONS -- (3.4%)
Qwest Communications
  International...........     45,826         398,686
SBC Communications........     39,200       1,483,328
Sprint....................     60,000         845,400
Sprint (PCS)*.............     40,000         370,000
Verizon Communications....     35,990       1,684,332
WorldCom Group*...........     92,500         695,600
                                         ------------
                                            5,477,346
                                         ------------


   SECURITY DESCRIPTION      SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TOBACCO -- (2.3%)
Philip Morris Companies...     70,000    $  3,686,200
                                         ------------
UTILITIES -- (1.7%)
Southern Company..........     50,000       1,270,000
Xcel Energy...............     61,000       1,442,650
                                         ------------
                                            2,712,650
                                         ------------
TOTAL COMMON STOCKS --
  (Cost $116,715,539)................     143,508,768
                                         ------------
PREFERRED STOCKS -- (4.6%)
FINANCE & BANKING -- (2.5%)
AT&T Capital..............     40,000         994,000
Harris Preferred Capital
  Series A................     30,000         752,100
MediaOne Financial
  Trust...................     40,000       1,035,200
Merrill Lynch Capital
  Trust...................     40,000       1,022,400
                                         ------------
                                            3,803,700
                                         ------------
INSURANCE -- (0.5%)
Allstate..................     35,000         871,500
                                         ------------
OIL & GAS -- (0.3%)
UDS Capital, Series I.....     20,000         500,000
                                         ------------
TELECOMMUNICATIONS -- (0.5%)
Motorola Capital Trust....     40,000         860,800
                                         ------------
UTILITIES -- (0.8%)
Duke Energy Capital
  Trust...................     30,000         765,000
KCPL Financing, Series
  I.......................     20,000         505,400
                                         ------------
                                            1,270,400
                                         ------------
TOTAL PREFERRED STOCKS --
  (Cost $7,375,000)..................       7,306,400
                                         ------------
SHORT TERM INVESTMENTS -- (4.9%)
MUTUAL FUND -- (4.9%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class..........  7,799,466       7,799,466
                                         ------------
TOTAL SHORT TERM INVESTMENTS --
  (cost $7,799,466)..................       7,799,466
                                         ------------

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)

   SECURITY DESCRIPTION                     VALUE
-----------------------------------------------------
TOTAL INVESTMENTS -- (Cost
  $131,890,005)(a) -- 99.8%..........    $158,614,634
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%................         250,743
                                         ------------
NET ASSETS -- 100.0%.................    $158,865,377
                                         ============

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 45,095,349
Unrealized depreciation.....................................   (18,370,720)
                                                              ------------
Net unrealized appreciation.................................  $ 26,724,629
                                                              ============

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

                              LEADER BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)

   SECURITY DESCRIPTION       SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS -- (48.9%)
AEROSPACE -- (2.9%)
Boeing....................      10,000    $   459,600
Lockheed Martin...........      15,000        846,150
                                          -----------
                                            1,305,750
                                          -----------
ALUMINUM -- (1.2%)
Alcoa.....................      15,000        563,550
                                          -----------
BREWERY -- (1.7%)
Anheuser-Busch Companies..      15,000        762,750
                                          -----------
CHEMICALS -- (1.2%)
DuPont (EI) de Nemours &
  Company.................      12,000        562,080
                                          -----------
COMPUTER SOFTWARE -- (1.6%)
Microsoft*................       5,000        291,700
Oracle*...................      25,000        415,500
                                          -----------
                                              707,200
                                          -----------
COMPUTERS & BUSINESS EQUIPMENT -- (1.1%)
EMC Corporation*..........      30,000        327,000
Sun Microsystems*.........      22,000        187,220
                                          -----------
                                              514,220
                                          -----------
CONSTRUCTION & HOUSING -- (1.2%)
Centex Corporation........       9,000        525,960
                                          -----------
DIVERSIFIED OPERATIONS -- (2.7%)
General Electric..........      17,000        654,500
Tyco International........      20,000        582,000
                                          -----------
                                            1,236,500
                                          -----------
DRUGS & HEALTHCARE -- (9.2%)
Amgen*....................      10,000        579,800
Bristol-Myers Squibb......      10,000        470,000
Cardinal Health...........      10,400        687,336
Johnson & Johnson.........      15,000        913,500
Lilly (Eli) & Company.....       9,000        681,570
Merck & Company...........       8,000        490,640
Pfizer....................      10,000        409,600
                                          -----------
                                            4,232,446
                                          -----------
FINANCE & BANKING -- (8.3%)
Bank of America...........      12,000        767,400
Citigroup.................      12,000        543,000
Fannie Mae................       7,000        547,750
J.P. Morgan Chase &
  Company.................      14,000        409,500

   SECURITY DESCRIPTION       SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Merrill Lynch & Company...       5,000    $   239,750
SouthTrust................      32,000        808,640
Wells Fargo...............      11,000        515,900
                                          -----------
                                            3,831,940
                                          -----------
FOOD & BEVERAGES -- (2.7%)
ConAgra Foods.............      20,000        468,200
PepsiCo...................      15,000        757,500
                                          -----------
                                            1,225,700
                                          -----------
HOUSEHOLD PRODUCTS -- (1.2%)
Colgate-Palmolive.........      10,000        559,800
                                          -----------
MEDICAL INSTRUMENTS -- (1.0%)
Medtronic.................      10,000        445,400
                                          -----------
OIL & GAS -- (5.5%)
BP Amoco PLC - ADR........      10,000        495,500
El Paso Corporation.......      12,300        480,684
Exxon Mobil...............      18,000        743,400
Sunoco....................      20,000        770,400
                                          -----------
                                            2,489,984
                                          -----------
PRINTING & PUBLISHING -- (0.6%)
R.R. Donnelley & Sons.....      10,000        286,100
                                          -----------
RETAIL -- (2.9%)
Lowe's....................      20,000        905,000
Walgreen Company..........      10,000        402,400
                                          -----------
                                            1,307,400
                                          -----------
TELECOMMUNICATION EQUIPMENT -- (0.2%)
Corning...................      15,000        100,950
                                          -----------
TELECOMMUNICATIONS -- (1.4%)
Verizon Communications....      10,000        468,000
WorldCom Group*...........      25,000        188,000
                                          -----------
                                              656,000
                                          -----------
TOBACCO -- (1.7%)
Philip Morris Companies...      15,000        789,900
                                          -----------
UTILITIES -- (0.6%)
Southern Company..........      10,000        254,000
                                          -----------
TOTAL COMMON STOCKS -- (Cost
  $24,615,293)........................     22,357,630
                                          -----------

                                   continued

                              LEADER BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)

                              SHARES
                                OR
                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
CORPORATE BONDS -- (9.5%)
AUTOMOBILES & TRUCKS -- (2.3%)
DaimlerChrysler 7.75%,
  1/18/2011...............  $1,000,000    $ 1,057,940
                                          -----------
FINANCE & BANKING -- (2.4%)
First Union National Bank
  7.125%, 10/15/2006......   1,000,000      1,082,830
                                          -----------
TELECOMMUNICATIONS -- (2.5%)
British Telecom PLC
  8.125%, 12/15/2010......   1,000,000      1,124,120
                                          -----------
UTILITIES -- (2.3%)
AT&T 7.75%, 3/1/2007......   1,000,000      1,051,360
                                          -----------
TOTAL CORPORATE BONDS -- (Cost
  $4,065,576).........................      4,316,250
                                          -----------
GOVERNMENT AND AGENCY BONDS -- (37.9%)
FANNIE MAE -- (13.1%)
  6.625%, 10/15/2007......   2,000,000      2,176,560
  6.00%, 5/15/2008........   2,000,000      2,102,500
  7.25%, 1/15/2010........   1,500,000      1,682,115
                                          -----------
                                            5,961,175
                                          -----------
FEDERAL FARM CREDIT BANK -- (3.6%)
  7.00%, 9/1/2015.........   1,500,000      1,644,840
                                          -----------
FEDERAL HOME LOAN BANK -- (16.5%)
  6.21%, 6/2/2009.........   2,000,000      2,105,320
  7.00%, 8/15/2014........   5,000,000      5,482,050
                                          -----------
                                            7,587,370
                                          -----------

                              SHARES
                                OR
                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
SALLIE MAE -- (4.7%)
  6.55%, 12/2/2013........  $2,000,000    $ 2,124,060
                                          -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $17,133,214)..................     17,317,445
                                          -----------
MUNICIPAL BONDS -- (2.0%)
HAWAII -- (2.0%)
Hawaii State Department
  Budget & Finance Special
  Purpose, Revenue 2.45%,
  7/1/2004(b).............     890,000        890,000
                                          -----------
SHORT TERM INVESTMENTS -- (0.9%)
MUTUAL FUND -- (0.9%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class..........     388,766        388,766
                                          -----------
TOTAL SHORT TERM INVESTMENTS --
  (cost $388,766).....................        388,766
                                          -----------
TOTAL INVESTMENTS -- (Cost
  $47,092,849)(a) -- 99.2%............     45,270,091
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%.................        348,030
                                          -----------
NET ASSETS -- 100.0%..................    $45,618,121
                                          ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

     Unrealized appreciation................................  $ 2,295,639
     Unrealized depreciation................................   (4,118,397)
                                                              -----------
     Net unrealized depreciation............................  $(1,822,758)
                                                              ===========

(b) Variable rate instrument. The rate presented is the rate in effect at February 28, 2002. The maturity date reflected is the final maturity date.

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
MUNICIPAL BONDS -- (98.5%)
ALASKA -- (4.7%)
Anchorage Alaska, General
  Obligation, Series A
  5.625%, 9/1/2016........  $  750,000    $   808,988
                                          -----------
COLORADO -- (5.0%)
Denver Colorado City &
  County Airport, Revenue
  Series E, 6.00%
  11/15/2011..............     750,000        859,763
                                          -----------
FLORIDA -- (5.8%)
Orange County Florida
  Water Utilities Systems
  Revenue, 4.75%
  10/1/2014...............     500,000        506,970
Reedy Creek Improvement
  Florida General
  Obligation, Series A
  4.75%, 6/1/2017.........     500,000        497,820
                                          -----------
                                            1,004,790
                                          -----------
ILLINOIS -- (11.4%)
Cook County Illinois
  Community College,
  Revenue Series C, 7.70%
  12/1/2007...............     750,000        909,825
Illinois Health Facilities
  Authority, Revenue
  6.125%, 11/15/2022......   1,000,000      1,050,389
                                          -----------
                                            1,960,214
                                          -----------


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
INDIANA -- (8.7%)
Hamilton Southeastern
  Indiana Construction
  School Building
  Corporation Revenue,
  zero coupon 7/1/2015....  $  845,000    $   440,499
La Porte County Indiana
  Hospital Authority,
  Revenue 6.25%,
  3/1/2012................   1,000,000      1,064,820
                                          -----------
                                            1,505,319
                                          -----------
LOUISIANA -- (4.8%)
Louisiana State, General
  Obligation, Series B
  5.50%, 4/15/2006........     750,000        819,555
                                          -----------
MARYLAND -- (3.3%)
Maryland State General
  Obligation Series II
  5.50%, 7/15/2013........     500,000        560,625
                                          -----------
MINNESOTA -- (1.2%)
Arden Hills Minnesota
  Housing & Health Care
  Facilities, Revenue
  *1.40%, 9/1/2029........     200,000        200,000
                                          -----------
MISSOURI -- (1.2%)
Missouri State Health &
  Educational Facilities
  Revenue *1.45%,
  7/1/2031................     200,000        200,000
                                          -----------
NEBRASKA -- (5.0%)
Omaha Public Power
  Revenue, Series B 6.15%,
  2/1/2012................     750,000        866,153
                                          -----------

                                   continued

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
NORTH CAROLINA -- (3.0%)
North Carolina Medical
  Care Commission Health
  Care Facilities, Revenue
  Series A 4.25%,
  10/1/2004...............  $  500,000    $   523,445
                                          -----------
OHIO -- (3.1%)
Ohio State Public
  Facilities Community,
  Revenue Series II-A
  5.20%, 5/1/2007.........     500,000        538,020
                                          -----------
OREGON -- (3.0%)
Salem-Keizer Oregon School
  District, General
  Obligation 5.10%,
  6/1/2012................     500,000        523,600
                                          -----------
SOUTH CAROLINA -- (2.9%)
Charleston County South
  Carolina School
  District, General
  Obligation 5.00%,
  2/1/2019................     500,000        504,645
                                          -----------
SOUTH DAKOTA -- (4.0%)
Heartland Consumers Power
  District, Revenue
  6.375%, 1/1/2016........     605,000        688,756
                                          -----------


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
TENNESSEE -- (6.1%)
Jackson Tennessee Hospital
  Revenue, 5.50%,
  4/1/2010................  $  500,000    $   532,270
Nashville & Davidson
  County Health &
  Educational Facilities
  Revenue, Series A 6.00%,
  10/1/2022...............     500,000        523,275
                                          -----------
                                            1,055,545
                                          -----------
TEXAS -- (6.6%)
Austin Texas, General
  Obligation 4.75%,
  9/1/2014................     500,000        505,840
Brownsville Texas Utility
  Systems, Revenue 7.375%,
  1/1/2010................     540,000        625,207
                                          -----------
                                            1,131,047
                                          -----------
WASHINGTON -- (18.7%)
Seattle Washington
  Municipal Light & Power
  Revenue, 5.00%,
  3/1/2020................   1,000,000        991,799
Washington State Public
  Power Supply System
  Nuclear Project No. 1
  Revenue, Series B 7.25%,
  7/1/2009................     500,000        579,130
Washington State Public
  Power Supply System
  Nuclear Project No. 2
  Revenue, Series A 6.00%,
  7/1/2007................     750,000        834,892
Washington State, General
  Obligation, Series B
  5.50%, 5/1/2009.........     750,000        822,788
                                          -----------
                                            3,228,609
                                          -----------
TOTAL MUNICIPAL BONDS -- (Cost
  $15,980,667)........................     16,979,074
                                          -----------

                                   continued

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


   SECURITY DESCRIPTION       SHARES         VALUE
-----------------------------------------------------
SHORT TERM INVESTMENTS -- (0.3%)
MUTUAL FUND -- (0.3%)
AmSouth Tax-Exempt Money
  Market Fund Trust
  Class...................      51,633    $    51,633
                                          -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $51,633)......................         51,633
                                          -----------
TOTAL INVESTMENTS -- (Cost
  $16,032,300)(a) -- 98.8%............     17,030,707
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.2%.................        214,396
                                          -----------
NET ASSETS -- 100.0%..................    $17,245,103
                                          ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $998,407
Unrealized depreciation.....................................       -0-
                                                              --------
Net unrealized appreciation.................................  $998,407
                                                              ========

* Variable rate instrument. The rate presented is the rate in effect at February 28, 2002. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                           PRINCIPAL
  SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
CORPORATE BONDS -- (30.3%)
AEROSPACE -- (0.5%)
Boeing
  8.10%, 11/15/2006. ....  $  500,000    $    556,830
                                         ------------
AUTOMOBILES & TRUCKS -- (0.2%)
Ford Motor Company
  9.50%, 9/15/2011.......     230,000         261,669
                                         ------------
BROKERAGE SERVICES -- (7.4%)
Bear Stearns
  7.00%, 3/1/2007........   1,000,000       1,060,760
Goldman Sachs Group
  7.35%, 10/1/2009.......     500,000         535,390
  7.80%, 1/28/2010.......   2,000,000       2,190,152
Merrill Lynch & Company
  6.07%, 4/6/2004........     750,000         781,493
  8.00%, 6/1/2007........     500,000         563,280
Morgan Stanley Dean
  Witter
  6.75%, 10/15/2013......   1,000,000       1,039,500
Salomon Smith Barney
  Holdings
  7.30%, 8/1/2013........   1,000,000       1,095,540
  6.50%, 2/7/2017........   1,000,000         975,749
                                         ------------
                                            8,241,864
                                         ------------
CHEMICALS -- (0.8%)
DuPont (EI) de Nemours &
  Company
  8.125%, 3/15/2004......     765,000         837,078
                                         ------------
COMPUTERS & BUSINESS EQUIPMENT -- (0.9%)
Compaq Computer
  7.45%, 8/1/2002........   1,000,000       1,017,610
                                         ------------
FINANCE & BANKING -- (14.1%)
American General
  6.75%, 6/15/2005.......     500,000         526,270
Chase Manhattan
  7.125%, 2/1/2007.......     500,000         538,550
Citigroup
  6.20%, 3/15/2009.......     500,000         511,545
General Motors Acceptance
  Corporation
  6.25%, 10/15/2008......   2,000,000       1,972,580
  6.125%, 11/15/2008.....   1,000,000         964,522


                           PRINCIPAL
  SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Inter-American
  Development Bank
  6.00%, 5/13/2009.......  $  500,000    $    500,645
International Bank for
  Reconstruction &
  Development
  7.00%, 1/27/2005.......   2,000,000       2,178,932
NationsBank
  6.375%, 2/15/2008......   1,000,000       1,041,860
  6.60%, 5/15/2010.......   1,000,000       1,036,330
Northern Trust
  7.10%, 8/1/2009........   1,500,000       1,609,875
Norwest Financial
  7.20%, 5/1/2007........   1,000,000       1,089,860
St. Paul Companies
  7.29%, 8/28/2007.......     500,000         542,525
Swiss Bank of New York
  7.00%, 10/15/2015......   1,000,000       1,062,614
Union Bank Switzerland -
  NY
  7.25%, 7/15/2006.......   1,000,000       1,087,550
Wachovia
  6.375%, 2/1/2009.......   1,000,000       1,022,860
                                         ------------
                                           15,686,518
                                         ------------
INSURANCE -- (0.5%)
Loews Corporation
  6.75%, 12/15/2006......     500,000         521,655
                                         ------------
PRINTING & PUBLISHING -- (0.6%)
R.R. Donnelley & Sons
  7.00%, 1/1/2003........     700,000         715,925
                                         ------------
RETAIL -- (0.5%)
Wal-Mart Stores
  6.875%, 8/10/2009......     500,000         543,510
                                         ------------

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                           PRINCIPAL
  SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
TRANSPORTATION -- (0.2%)
Norfolk & Southern
  Railway
  7.75%, 8/15/2005.......  $  225,000    $    240,455
                                         ------------
UTILITIES -- (4.6%)
Bellsouth Cap Funding
  7.75%, 2/15/2010.......   1,000,000       1,116,816
National Rural Utilities
  7.30%, 9/15/2006.......   1,000,000       1,047,560
  7.20%, 10/1/2015.......   1,950,000       1,931,124
Pacific Bell
  7.25%, 7/1/2002........   1,000,000       1,016,520
                                         ------------
                                            5,112,020
                                         ------------
TOTAL CORPORATE BONDS -- (Cost
  $31,986,729).......................      33,735,134
                                         ------------
GOVERNMENT AND AGENCY BONDS -- (67.7%)
FANNIE MAE -- (25.4%)
  4.50%, 9/24/2004.......   2,000,000       2,038,120
  6.14%, 9/2/2008........   1,000,000       1,019,220
  4.625%, 10/3/2011......   1,000,000         991,250
  7.00%, 3/1/2012........     581,266         609,079
  7.00%, 4/1/2012........     763,377         799,904
  7.00%, 8/14/2012.......   1,500,000       1,526,490
  7.00%, 8/27/2012.......   1,500,000       1,571,490
  6.875%, 9/10/2012......     500,000         528,292
  7.00%, 10/29/2012......     500,000         510,625
  6.26%, 11/26/2012......   1,000,000       1,046,689
  6.50%, 12/1/2012.......     752,659         781,682
  6.50%, 1/1/2013........   1,003,812       1,042,519
  6.00%, 7/1/2013........     432,563         443,070
  6.25%, 2/18/2014.......   2,000,000       2,000,940
  6.37%, 2/25/2014.......   2,000,000       2,013,120
  6.00%, 3/1/2014........     713,846         730,514
  6.50%, 6/1/2014........     609,742         632,747
  7.00%, 6/1/2014........     414,966         433,096
  6.50%, 7/12/2016.......   1,000,000       1,001,358
  6.75%, 8/25/2021.......     771,639         785,382
  7.05%, 4/25/2022.......     925,000         958,235
  7.50%, 1/1/2030........   1,155,493       1,205,005
  7.50%, 12/1/2030.......     740,898         772,415


                           PRINCIPAL
  SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FANNIE MAE -- (CONTINUED)
  7.50%, 12/1/2030.......  $   17,313    $     18,049
  6.00%, 2/1/2031........   4,854,023       4,831,694
                                         ------------
                                           28,290,985
                                         ------------
FEDERAL FARM CREDIT BANK -- (1.8%)
  6.125%, 1/22/2013......   1,000,000         991,870
  6.27%, 1/26/2016.......   1,000,000       1,030,000
                                         ------------
                                            2,021,870
                                         ------------
FEDERAL HOME LOAN BANK -- (20.2%)
  6.75%, 4/5/2004........     500,000         533,458
  6.47%, 6/30/2004.......     500,000         532,196
  6.25%, 8/13/2004.......     500,000         530,344
  7.125%, 2/15/2005......   2,000,000       2,176,950
  6.75%, 4/10/2006.......     500,000         541,111
  7.325%, 5/30/2007......   1,000,000       1,121,560
  6.00%, 7/2/2008........   2,000,000       2,061,994
  6.12%, 8/26/2008.......     500,000         512,810
  6.795%, 6/30/2009......   1,000,000       1,087,425
  7.375%, 2/12/2010......   1,000,000       1,123,750
  6.25%, 3/1/2011........   1,000,000       1,023,910
  6.125%, 1/9/2013.......   2,000,000       2,050,940
  6.00%, 9/1/2013........     611,556         625,640
  6.10%, 2/19/2014.......   1,000,000         986,720
  7.10%, 8/27/2014.......   2,000,000       2,231,812
  8.00%, 9/3/2014........   1,000,000       1,018,960
  6.29%, 9/8/2014........   2,000,000       2,007,186
  7.375%, 2/13/2015......   2,000,000       2,247,180
                                         ------------
                                           22,413,946
                                         ------------
FREDDIE MAC -- (19.2%)
  7.50%, 1/1/2007........       5,166           5,349
  7.10%, 4/10/2007.......   2,000,000       2,210,736
  7.14%, 12/15/2007......   1,000,000       1,124,410
  6.50%, 5/1/2008........      30,278          31,510
  7.00%, 3/15/2010.......   1,000,000       1,106,120
  6.00%, 11/1/2010.......      75,308          77,348
  6.135%, 2/15/2011......   1,000,000       1,041,090
  6.375%, 8/1/2011.......   3,000,000       3,011,744
  6.00%, 9/15/2011.......   2,307,939       2,300,000
  6.71%, 12/5/2011.......   2,000,000       2,108,120
  6.00%, 12/15/2011......     533,245         537,409

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                           PRINCIPAL
  SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FREDDIE MAC -- (CONTINUED)
  7.27%, 2/6/2012........  $1,000,000    $  1,086,410
  7.49%, 4/16/2012.......   1,000,000       1,099,840
  6.00%, 9/1/2013........     658,645         673,814
  6.00%, 10/1/2013.......     603,227         617,119
  7.09%, 11/22/2016......     500,000         526,875
  7.00%, 12/15/2023......     546,000         567,158
  8.00%, 5/1/2030........     568,558         600,585
  6.50%, 3/1/2031........   1,542,592       1,569,233
  6.50%, 2/15/2032.......   1,000,000       1,000,000
                                         ------------
                                           21,294,870
                                         ------------
GINNIE MAE -- (1.1%)
  7.50%, 6/20/2029.......     713,226         745,293
  7.50%, 10/20/2029......     436,371         455,990
                                         ------------
                                            1,201,283
                                         ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $72,120,401).................      75,222,954
                                         ------------


  SECURITY DESCRIPTION       SHARES         VALUE
-----------------------------------------------------
SHORT TERM INVESTMENTS -- (1.3%)
MUTUAL FUNDS -- (1.3%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class.........   1,462,193    $  1,462,193
                                         ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $1,462,193)........................       1,462,193
                                         ------------
TOTAL INVESTMENTS -- (Cost
  $105,569,323)(a) -- 99.3%..........     110,420,281
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.7%................         739,604
                                         ------------
NET ASSETS -- 100.0%.................    $111,159,885
                                         ============

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $4,968,977
Unrealized depreciation.....................................    (118,019)
                                                              ----------
Net unrealized appreciation.................................  $4,850,958
                                                              ==========

              See accompanying notes to the financial statements.

                          LEADER SHORT-TERM BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
CORPORATE BONDS -- (87.4%)
AIR TRAVEL -- (1.9%)
Southwest Airlines Company
  5.10%, 5/1/2006.........  $  500,000    $   497,950
                                          -----------
AUTOMOBILES & TRUCKS -- (4.9%)
Ford Motor Credit Company
  5.75%, 2/23/2004........   1,000,000      1,004,890
General Motors
  6.25%, 5/1/2005.........     300,000        302,619
                                          -----------
                                            1,307,509
                                          -----------
BROKERAGE SERVICES -- (6.9%)
Bear Stearns
  6.50%, 5/1/2006.........     650,000        676,286
Merrill Lynch & Company
  6.00%, 7/15/2005........     700,000        728,791
Morgan Stanley Dean Witter
  5.625%, 1/20/2004.......     400,000        414,972
                                          -----------
                                            1,820,049
                                          -----------
COMPUTER SOFTWARE -- (3.5%)
Computer Associates
  6.25%, 4/15/2003........   1,000,000        921,075
                                          -----------
COMPUTERS & BUSINESS EQUIPMENT -- (1.7%)
Compaq Computer
  7.45%, 8/1/2002.........     439,000        446,731
                                          -----------
DIVERSIFIED OPERATIONS -- (3.9%)
Tyco International Group
  6.25%, 6/15/2003........     410,000        389,352
  5.875%, 11/1/2004.......     700,000        642,271
                                          -----------
                                            1,031,623
                                          -----------
DRUGS & HEALTHCARE -- (1.9%)
Wellpoint Health Network
  6.375%, 6/15/2006.......     500,000        516,909
                                          -----------
FINANCE & BANKING -- (15.3%)
Boeing Capital Corporation
  5.65%, 5/15/2006........     750,000        759,914
Chrysler Financial
  6.95%, 3/25/2002........     422,000        422,506


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
General Motors Acceptance
  Corporation
  5.75%, 11/10/2003.......  $  700,000    $   711,477
Heller Financial
  6.40%, 1/15/2003........     700,000        721,518
International Lease
  Finance
  5.70%, 7/3/2006.........     700,000        698,493
Textron Financial
  Corporation
  5.95%, 3/15/2004........     700,000        713,062
                                          -----------
                                            4,026,970
                                          -----------
FOOD & BEVERAGES -- (6.7%)
Coca-Cola Enterprises
  5.375%, 8/15/2006.......     750,000        762,098
SUPERVALU Incorporated
  7.80%, 11/15/2002.......   1,000,000      1,025,460
                                          -----------
                                            1,787,558
                                          -----------
INSURANCE -- (1.9%)
Allstate Corporation
  5.375%, 12/1/2006.......     500,000        506,485
                                          -----------
MULTIMEDIA -- (2.6%)
Walt Disney
  5.50%, 12/29/2006.......     700,000        701,798
                                          -----------
OIL & GAS FIELD SERVICES -- (7.0%)
Halliburton Company
  6.00%, 8/1/2006.........   1,000,000        911,010
Transcontinental Gas
  Pipeline
  6.125%, 1/15/2005.......   1,000,000        957,260
                                          -----------
                                            1,868,270
                                          -----------
RESTAURANTS -- (2.7%)
McDonald's
  5.15%, 7/1/2004.........     700,000        722,876
                                          -----------

                                   continued

                          LEADER SHORT-TERM BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
RETAIL -- (1.5%)
Nike
  5.50%, 8/15/2006........  $  400,000    $   404,021
                                          -----------
SERVICES -- (2.5%)
First Data Corporation
  4.70%, 11/1/2006........     690,000        676,295
                                          -----------
TELECOMMUNICATIONS -- (7.8%)
SBC Communications
  5.75%, 5/2/2006.........     700,000        722,910
Sprint
  7.125%, 1/30/2006.......     324,000        312,330
US West Communications
  6.125%, 11/15/2005......     700,000        631,547
WorldCom
  6.25%, 8/15/2003........     400,000        395,472
                                          -----------
                                            2,062,259
                                          -----------
TRANSPORTATION -- (2.3%)
CSX Corporation
  7.00%, 9/15/2002........     600,000        613,368
                                          -----------
UTILITIES -- (12.4%)
Allegheny Generating
  Company
  5.625%, 9/1/2003........     900,000        915,839
Detroit Edison
  6.64%, 3/17/2003........     455,000        471,844
Illinois Power
  6.25%, 7/15/2002........     450,000        453,195
KeySpan Corporation
  6.15%, 6/1/2006.........     700,000        725,235
National Rural Utilities
  6.00%, 1/15/2004........     250,000        255,530
New York State Electric &
  Gas
  6.75%, 10/15/2002.......     450,000        458,204
                                          -----------
                                            3,279,847
                                          -----------
TOTAL CORPORATE BONDS -- (Cost
  $23,422,632)........................     23,191,593
                                          -----------

                              SHARES
                                OR
                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
-----------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (16.9%)
FANNIE MAE -- (11.2%)
Federal National Mortgage
  Association zero coupon,
  3/11/2002...............  $1,500,000    $ 1,499,265
  3.70%, 9/13/2004........   1,500,000      1,500,000
                                          -----------
                                            2,999,265
                                          -----------
FREDDIE MAC -- (5.7%)
Federal Home Loan Mortgage
  Corporation
  2.25%, 2/14/2003........   1,500,000      1,499,978
                                          -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $4,499,296)...................      4,499,243
                                          -----------
SHORT TERM INVESTMENTS -- (0.4%)
MUTUAL FUND -- (0.4%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class..........     106,634        106,634
                                          -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $106,634)...........................        106,634
                                          -----------
TOTAL INVESTMENTS -- (Cost
  $28,028,562)(a) -- 104.7%...........     27,797,470
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (4.7)%....................     (1,250,977)
                                          -----------
NET ASSETS -- 100.0%..................    $26,546,493
                                          ===========

                                   continued

                          LEADER SHORT-TERM BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 249,407
Unrealized depreciation.....................................   (480,499)
                                                              ---------
Net unrealized depreciation.................................  $(231,092)
                                                              =========

              See accompanying notes to the financial statements.

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                            PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT         COST
-----------------------------------------------------
COMMERCIAL PAPER -- (33.0%)
CALIFORNIA -- (3.8%)
California State
  1.25%, 4/2/2002.........  $1,000,000    $ 1,000,000
                                          -----------
KENTUCKY -- (3.8%)
Danville Kentucky
  1.45%, 3/8/2002.........   1,000,000      1,000,000
                                          -----------
OREGON -- (3.8%)
Oregon Health & Education
  1.35%, 3/4/2002.........   1,000,000      1,000,000
                                          -----------
TEXAS -- (3.8%)
University of Texas
  1.25%, 6/5/2002.........   1,000,000      1,000,000
                                          -----------
VIRGINIA -- (3.8%)
Louisa Virginia
  1.25%, 5/3/2002.........   1,000,000      1,000,000
                                          -----------
WASHINGTON -- (4.8%)
Tacoma Washington
  1.30%, 4/12/2002........   1,300,000      1,300,000
                                          -----------
WISCONSIN -- (5.1%)
Wisconsin Health &
  Education Facilities
  1.55%, 3/5/2002.........   1,375,000      1,375,000
                                          -----------
WYOMING -- (4.1%)
Sweetwater County Wyoming
  1.25%, 4/8/2002.........   1,100,000      1,100,000
                                          -----------
TOTAL COMMERCIAL PAPER -- (Cost
  $8,775,000).........................      8,775,000
                                          -----------
MUNICIPAL BONDS -- (64.9%)
CALIFORNIA -- (1.9%)
California State, Revenue
  3.25%, 6/28/2002........     500,000        501,925
                                          -----------
DISTRICT OF COLUMBIA -- (4.5%)
District of Columbia
  General Obligation
  Series B
  *1.15%, 6/1/2030........   1,200,000      1,200,000
                                          -----------


                            PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT         COST
-----------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
FLORIDA -- (3.8%)
Putnam County Florida
  Development Authority
  Pollution Control
  Revenue
  *2.40%, 3/15/2014.......  $1,000,000    $ 1,000,000
                                          -----------
GEORGIA -- (4.5%)
Clayton County Georgia
  Multifamily Housing
  Authority Revenue,
  Series A
  *1.15%, 1/1/2021........   1,195,000      1,195,000
                                          -----------
IOWA -- (4.1%)
Grand View Iowa Higher
  Education Revenue
  *1.40%, 10/1/2025.......   1,100,000      1,100,000
                                          -----------
MINNESOTA -- (8.0%)
Minneapolis & St. Paul
  Minnesota Community
  Airport Revenue, Series
  A 3.75%, 8/1/2002.......   1,000,000      1,003,883
Minneapolis Minnesota,
  Revenue *1.40%,
  10/1/2021...............     600,000        600,000
Moorhead Minnesota
  Industrial Development,
  Revenue
  *1.30%, 11/1/2006.......     300,000        300,000
St. Paul Minnesota Housing
  & Redevelopment
  Authority Commercial
  Development, Revenue
  *1.35%, 12/1/2015.......     245,000        245,000
                                          -----------
                                            2,148,883
                                          -----------

                                   continued

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                            PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT         COST
-----------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MISSOURI -- (1.5%)
Missouri State
  Environmental
  Improvement & Energy
  Reserve Authority
  Pollution Control
  Revenue
  *1.35%, 12/15/2003......  $  400,000    $   400,000
                                          -----------
NEW YORK -- (3.8%)
New York New York City
  Transitional Finance
  Authority, Revenue
  Series A
  3.25%, 10/2/2002........   1,000,000      1,006,925
                                          -----------
PUERTO RICO -- (3.8%)
Puerto Rico Commonwealth
  Revenue
  3.00%, 7/30/2002........   1,000,000      1,003,754
                                          -----------
TEXAS -- (8.8%)
Coastal Bend Health
  Facilities Development
  Corporation Texas
  Revenue, Series B
  *1.20%, 8/15/2028.......   1,000,000      1,000,000
Texas Higher Education
  Authority Revenue,
  Series B
  *1.15%, 12/1/2025.......     360,000        360,000
Texas State Revenue,
  Series A
  3.75%, 8/29/2002........   1,000,000      1,008,250
                                          -----------
                                            2,368,250
                                          -----------


                            PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT         COST
-----------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
UTAH -- (7.4%)
Davis County Utah School
  District, General
  Obligation
  3.75%, 6/28/2002........  $1,000,000    $ 1,007,608
Utah State Housing Finance
  Agency, Revenue Series
  III
  *1.15%, 7/1/2016........     990,000        990,000
                                          -----------
                                            1,997,608
                                          -----------
VIRGINIA -- (3.8%)
Clarke County Virginia
  Industrial Development
  Authority Hospital
  Facilities Revenue
  *1.25%, 1/1/2030........   1,000,000      1,000,000
                                          -----------
WASHINGTON -- (5.3%)
Port Seattle Washington
  Industrial Development
  Corporation, Revenue
  *1.40%, 11/1/2025.......   1,400,000      1,400,000
                                          -----------
WISCONSIN -- (3.7%)
Wisconsin State Health &
  Educational Facilities
  Authority, Revenue
  Series B
  *1.20%, 8/1/2029........     975,000        975,000
                                          -----------
TOTAL MUNICIPAL BONDS -- (Amortized
  Cost $17,297,345)...................     17,297,345
                                          -----------

                                   continued

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                                           AMORTIZED
   SECURITY DESCRIPTION       SHARES         COST
-----------------------------------------------------
SHORT TERM INVESTMENTS -- (1.6%)
MUTUAL FUND -- (1.6%)
Goldman Sachs Financial
  Square Tax-Free Money
  Market Fund.............     415,553    $   415,553
                                          -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $415,553)...........................        415,553
                                          -----------
TOTAL INVESTMENTS -- (Amortized Cost
  $26,487,898)(a) -- 99.5%............     26,487,898
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.5%.................        140,653
                                          -----------
NET ASSETS -- 100.0%..................    $26,628,551
                                          ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate instrument. The rate presented is the rate in effect at February 28, 2002. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                           PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION      AMOUNT           COST
-----------------------------------------------------
CERTIFICATES OF DEPOSIT -- (10.7%)
FINANCE & BANKING -- (10.7%)
U.S. Bank National
  Minnesota
  2.03%, 11/14/2002.....  $20,000,000    $ 19,998,596
                                         ------------
Canadian Imperial Bank
  of Commerce
  4.085%, 5/20/2002.....   15,000,000      14,999,680
                                         ------------
TOTAL CERTIFICATES OF DEPOSIT --
  (Amortized Cost $34,998,276).......      34,998,276
                                         ------------
COMMERCIAL PAPER -- (43.8%)
AGRICULTURAL SERVICES -- (4.4%)
Monsanto Company
  2.15%, 5/1/2002.......   14,500,000      14,447,176
                                         ------------
BANKING & FINANCE -- (7.0%)
Amstel Funding
  Corporation
  1.85%, 7/11/2002......    5,000,000       4,966,083
Fairway Finance
  Corporation
  1.96%, 8/12/02........    8,184,000       8,110,926
United Funding
  Corporation
  1.95%, 3/15/2002......   10,000,000       9,992,416
                                         ------------
                                           23,069,425
                                         ------------
CHEMICALS -- (6.1%)
Dow Chemical Company
  2.30%, 3/21/2002......    5,000,000       5,000,000
Sigma-Aldrich
  Corporation
  2.05%, 3/1/2002.......    5,000,000       5,000,000
  2.00%, 3/28/2002......   10,000,000       9,985,000
                                         ------------
                                           19,985,000
                                         ------------


                           PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION      AMOUNT           COST
-----------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
CONSTRUCTION & HOUSING -- (6.4%)
Idaho Housing Agency
  1.90%, 3/14/2002......  $15,000,000    $ 14,989,708
Michigan State Housing
  Development Authority
  *1.92%, 12/1/2020.....    5,805,000       5,804,884
                                         ------------
                                           20,794,592
                                         ------------
MANUFACTURING -- (6.1%)
Avery Dennison
  Corporation
  2.10%, 12/19/2002.....   20,000,000      20,000,000
                                         ------------
PRINTING & PUBLISHING -- (6.1%)
Washington Post Company
  1.95%, 9/16/2002......   10,000,000       9,892,208
Wheels
  2.00%, 3/6/2002.......   10,000,000       9,997,223
                                         ------------
                                           19,889,431
                                         ------------
TRANSPORTATION -- (3.1%)
Arnold Fuel
  2.10%, 3/4/2002.......   10,000,000       9,998,250
                                         ------------
UTILITIES -- (4.6%)
Florida Power & Light
  1.90%, 3/15/2002......    6,101,000       6,096,492
Transmission Authority
  of Northern California
  3.10%, 3/8/2002.......    1,500,000       1,500,000
  3.50%, 3/8/2002.......    6,282,000       6,282,000
Central Illinois Light
  Company
  2.45%, 4/15/2002......    1,000,000         996,938
                                         ------------
                                           14,875,430
                                         ------------
TOTAL COMMERCIAL PAPER -- (Amortized
  Cost $143,059,304).................     143,059,304
                                         ------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                           PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION      AMOUNT           COST
-----------------------------------------------------
CORPORATE BONDS -- (9.3%)
CONSTRUCTION & HOUSING -- (0.3%)
Virginia State Housing
  Development Authority
  1.92%, 1/1/2047.......  $ 1,000,000    $    999,960
                                         ------------
DRUGS & HEALTHCARE -- (2.8%)
Community Health Systems
  *2.70%, 10/1/2003.....      985,000         985,000
  *2.70%, 10/1/2003.....    5,745,000       5,745,000
Brch Corporation
  *3.40%, 12/1/2028.....    2,500,000       2,500,000
                                         ------------
                                            9,230,000
                                         ------------
FINANCE & BANKING -- (6.2%)
Associates Corporation
  3.77%, 6/26/2002......    5,000,000       5,000,000
Merrill Lynch & Company
  1.68%, 4/23/2002......   15,000,000      15,000,000
                                         ------------
                                           20,000,000
                                         ------------
TOTAL CORPORATE BONDS -- (Amortized
  Cost $30,229,960)..................      30,229,960
                                         ------------
GOVERNMENT AND AGENCY BONDS -- (20.8%)
FEDERAL HOME LOAN BANK -- (4.6%)
  1.85%, 2/6/2003.......   15,000,000      15,000,000
                                         ------------
FREDDIE MAC -- (4.6%)
  2.10%, 2/14/2003......   15,000,000      15,000,000
                                         ------------
SALLIE MAE -- (11.6%)
  *1.919%, 4/18/2002....   10,000,000      10,000,000
  *1.849%, 5/16/2002....   20,000,000      20,000,000
  *2.269%, 6/7/2002.....    7,860,000       7,860,000
                                         ------------
                                           37,860,000
                                         ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $67,860,000).......      67,860,000
                                         ------------


                           PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION      AMOUNT           COST
-----------------------------------------------------
MUNICIPAL BONDS -- (15.3%)
CALIFORNIA -- (6.4%)
California Housing
  Finance Agency Revenue
  *1.95%, 2/1/2032......  $ 4,875,000    $  4,874,903
California Housing
  Finance Agency
  Revenue, Series T
  *1.95%, 8/1/2029......    8,310,000       8,309,833
Sacramento County
  California, Revenue
  *1.95%, 7/1/2020......    8,100,000       8,099,595
                                         ------------
                                           21,284,331
                                         ------------
MARYLAND -- (1.2%)
Baltimore County
  Maryland, Revenue
  *1.95%, 1/1/2029......    3,855,000       3,854,846
                                         ------------
NEW YORK -- (3.9%)
Metropolitan
  Transportation
  Authority New York
  Commuter Facilities
  Revenue
  *1.95%, 7/1/2003......    1,190,000       1,189,953
New York New York City
  Transitional Finance
  Authority, Revenue
  *1.95%, 5/1/2030......    7,170,000       7,169,928
New York State Dormitory
  Authority
  *2.05%, 5/9/2002......    4,300,000       4,300,000
                                         ------------
                                           12,659,881
                                         ------------
HAWAII -- (1.3%)
Liliha Parking Company
  *2.70%, 8/1/2024......    4,130,000       4,130,000
                                         ------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                           PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION      AMOUNT           COST
-----------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
UTAH -- (2.5%)
Utah State Housing
  Finance Agency Revenue
  *1.95%, 1/1/2032......  $ 2,990,000    $  2,989,916
  Revenue
  *1.95%, 7/1/2032......    2,245,000       2,244,955
  Revenue, Series C-I
  *1.95%, 7/1/2031......    2,760,000       2,759,945
                                         ------------
                                            7,994,816
                                         ------------
TOTAL MUNICIPAL BONDS -- (Amortized
  Cost $49,923,874)..................      49,923,874
                                         ------------


                                          AMORTIZED
  SECURITY DESCRIPTION      SHARES           COST
-----------------------------------------------------
SHORT TERM INVESTMENTS -- (0.1%)
MUTUAL FUND -- (0.1%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class........      207,244    $    207,244
                                         ------------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $207,244)..........         207,244
                                         ------------
TOTAL INVESTMENTS -- (Amortized Cost
  $326,278,658)(a) -- 99.8%..........     326,278,658
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%................         641,476
                                         ------------
NET ASSETS -- 100.0%.................    $326,920,134
                                         ============

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable rate instrument. The rate presented is the rate in effect at February 28, 2002. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                       LEADER TREASURY MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)


                            PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT         COST
-----------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (91.2%)
FEDERAL FARM CREDIT BANK -- (11.7%)
  5.25%, 5/1/2002.........  $1,108,000    $ 1,109,789
  1.83%, 7/15/2002........   4,775,000      4,742,350
  2.01%, 10/1/2002........   3,000,000      2,964,690
                                          -----------
                                            8,816,829
                                          -----------
FEDERAL HOME LOAN BANK -- (37.0%)
  4.50%, 3/26/2002........   3,000,000      3,000,760
  1.68%, 4/10/2002........   4,861,000      4,851,980
  5.25%, 4/25/2002........   5,000,000      5,009,720
  1.66%, 4/30/2002........  10,000,000      9,972,500
  1.85%, 2/6/2003.........   5,000,000      5,000,000
                                          -----------
                                           27,834,960
                                          -----------
SALLIE MAE -- (39.9%)
  *2.289%, 3/28/2002......  10,000,000     10,000,000
  *1.849%, 5/16/2002......  10,000,000     10,000,000
  *2.249%, 6/6/2002.......   5,000,000      5,000,000
  *1.829%, 7/18/2002......   5,000,000      5,000,000
                                          -----------
                                           30,000,000
                                          -----------
                                           66,651,789
                                          -----------

                              SHARES
                                OR
                            PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION       AMOUNT         COST
-----------------------------------------------------
U.S. TREASURY BILLS -- (2.6%)
  1.83%, 8/29/2002........  $2,000,000    $ 1,981,799
                                          -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $68,633,588)........     68,633,588
                                          -----------
SHORT TERM INVESTMENTS -- (8.6%)
MUTUAL FUNDS -- (8.6%)
American Performance U.S.
  Treasury Fund...........   2,706,831      2,706,831
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust
  Original Class..........   3,807,147      3,807,147
                                          -----------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $6,513,978).........      6,513,978
                                          -----------
TOTAL INVESTMENTS -- (Amortized Cost
  $75,147,566)(a) -- 99.8%............     75,147,566
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%.................        187,579
                                          -----------
NET ASSETS -- 100.0%..................    $75,335,145
                                          ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable rate instrument. The rate presented is the rate in effect at February 28, 2002. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 LEADER
                                                                GROWTH &         LEADER
                                                              INCOME FUND     BALANCED FUND
                                                              ------------    -------------
ASSETS:
Investments in securities, at value (cost $131,890,005 and
  $47,092,849, respectively)................................  $158,614,634     $45,270,091
Dividends and interest receivable...........................       344,801         382,771
Prepaid expenses............................................         5,871           1,982
                                                              ------------     -----------
  TOTAL ASSETS..............................................   158,965,306      45,654,844
                                                              ------------     -----------
LIABILITIES:
Payable for capital shares redeemed.........................           439              --
Accrued expenses:
  Advisory fees.............................................        79,047          20,464
  Administration fees.......................................         2,617             750
  Distribution fees -- Investor Shares......................           689              89
  Other.....................................................        17,137          15,420
                                                              ------------     -----------
  TOTAL LIABILITIES.........................................        99,929          36,723
                                                              ------------     -----------
NET ASSETS..................................................  $158,865,377     $45,618,121
                                                              ============     ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $137,203,048     $48,175,926
Undistributed net investment income.........................       283,925         200,084
Net realized losses on investments..........................    (5,346,225)       (935,131)
Net unrealized appreciation/(depreciation) on investments...    26,724,629      (1,822,758)
                                                              ------------     -----------
NET ASSETS..................................................  $158,865,377     $45,618,121
                                                              ============     ===========
INSTITUTIONAL SHARES:
Net Assets..................................................  $155,651,263     $45,221,738
                                                              ============     ===========
Shares of beneficial interest outstanding, no par value.....     6,329,469       4,775,117
                                                              ============     ===========
Net asset value, offering and redemption price per share....  $      24.59     $      9.47
                                                              ============     ===========
INVESTOR SHARES:
Net Assets..................................................  $  3,214,114     $   396,383
                                                              ============     ===========
Shares of beneficial interest outstanding, no par value.....       130,944          41,927
                                                              ============     ===========
Net asset value and redemption price per share..............  $      24.55     $      9.45
                                                              ============     ===========
Maximum Sales Charge........................................          5.50%           5.50%
                                                              ============     ===========
Maximum offering price (100%/(100% - Maximum Sales Charge)
  of net asset value adjusted to the nearest cent) per
  share.....................................................  $      25.98     $     10.00
                                                              ============     ===========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         LEADER
                                                         LEADER       INTERMEDIATE      LEADER
                                                       TAX-EXEMPT      GOVERNMENT     SHORT TERM
                                                        BOND FUND      BOND FUND       BOND FUND
                                                       -----------    ------------    -----------
ASSETS:
Investments in securities, at value (cost
  $16,032,300, $105,569,323, and $28,028,562,
  respectively)......................................  $17,030,707    $110,420,281    $27,797,470
Dividends and interest receivable....................      262,625       1,265,812        349,911
Prepaid expenses and other assets....................        7,097           4,983          1,871
                                                       -----------    ------------    -----------
  TOTAL ASSETS.......................................   17,300,429     111,691,076     28,149,252
                                                       -----------    ------------    -----------
LIABILITIES:
Dividends payable....................................       55,027         473,940         82,839
Payable for investments purchased....................           --              --      1,500,000
Payable for capital shares redeemed..................           --             756             --
Accrued expenses:
  Advisory fees......................................           --          38,535          3,713
  Administration fees................................          212           1,840            436
  Distribution fees -- Investor Shares...............           87             375            175
  Other..............................................           --          15,745         15,596
                                                       -----------    ------------    -----------
  TOTAL LIABILITIES..................................       55,326         531,191      1,602,759
                                                       -----------    ------------    -----------
NET ASSETS...........................................  $17,245,103    $111,159,885    $26,546,493
                                                       ===========    ============    ===========
COMPOSITION OF NET ASSETS:
Paid-in capital......................................  $16,232,552    $107,178,872    $26,804,243
Undistributed net investment income..................           --           8,499          6,021
Net realized gains/(losses) on investments...........       14,144        (878,444)       (32,679)
Net unrealized appreciation/(depreciation) on
  investments........................................      998,407       4,850,958       (231,092)
                                                       -----------    ------------    -----------
NET ASSETS...........................................  $17,245,103    $111,159,885    $26,546,493
                                                       ===========    ============    ===========
INSTITUTIONAL SHARES:
Net Assets...........................................  $16,844,034    $109,297,706    $25,777,826
                                                       ===========    ============    ===========
Shares of beneficial interest outstanding, no par
  value..............................................    1,638,858       8,544,682      2,588,630
                                                       ===========    ============    ===========
Net assets value, offering and redemption price per
  share..............................................  $     10.28    $      12.79    $      9.96
                                                       ===========    ============    ===========
INVESTOR SHARES:
Net Assets...........................................  $   401,069    $  1,862,179    $   768,667
                                                       ===========    ============    ===========
Shares of beneficial interest outstanding, no par
  value..............................................       39,039         145,628         77,221
                                                       ===========    ============    ===========
Net assets value and redemption price per share......  $     10.27    $      12.79    $      9.95
                                                       ===========    ============    ===========
Maximum Sales Charge.................................         4.75%           4.75%          4.75%
                                                       ===========    ============    ===========
Maximum offering price (100%/(100% - Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share....................................  $     10.78    $      13.43    $     10.45
                                                       ===========    ============    ===========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       LEADER           LEADER          LEADER
                                                  TAX-EXEMPT MONEY   MONEY MARKET   TREASURY MONEY
                                                    MARKET FUND          FUND        MARKET FUND
                                                  ----------------   ------------   --------------
ASSETS:
Investments in securities, at cost..............    $26,487,898      $326,278,658    $75,147,566
Dividends and interest receivable...............        131,665         1,230,448        307,634
Prepaid expenses and other assets...............         27,793            12,088          7,999
                                                    -----------      ------------    -----------
  TOTAL ASSETS..................................     26,647,356       327,521,194     75,463,199
                                                    -----------      ------------    -----------
LIABILITIES:
Dividends payable...............................         14,719           451,944         93,950
Accrued expenses:
  Advisory fees.................................          1,886            89,753          9,521
  Administration fees...........................            330             4,762            936
  Distribution fees -- Investor Shares..........          1,870            43,005         21,247
  Other.........................................             --            11,596          2,400
                                                    -----------      ------------    -----------
  TOTAL LIABILITIES.............................         18,805           601,060        128,054
                                                    -----------      ------------    -----------
NET ASSETS......................................    $26,628,551      $326,920,134    $75,335,145
                                                    ===========      ============    ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.................................    $26,620,096      $326,925,033    $75,291,606
Undistributed net investment income.............          7,917               255          8,401
Net realized gains/(losses) on investments......            538            (5,154)        35,138
                                                    -----------      ------------    -----------
NET ASSETS......................................    $26,628,551      $326,920,134    $75,335,145
                                                    ===========      ============    ===========
INSTITUTIONAL SHARES:
Net Assets......................................    $21,676,471      $204,358,019    $64,091,837
                                                    ===========      ============    ===========
Shares of beneficial interest outstanding, no
  par value.....................................     21,676,055       204,361,486     64,063,346
                                                    ===========      ============    ===========
Net asset value, offering and redemption price
  per share.....................................    $      1.00      $       1.00    $      1.00
                                                    ===========      ============    ===========
INVESTOR SHARES:
Net Assets......................................    $ 3,842,044      $105,832,384    $ 4,480,372
                                                    ===========      ============    ===========
Shares of beneficial interest outstanding, no
  par value.....................................      3,841,948       105,833,539      4,476,651
                                                    ===========      ============    ===========
Net asset value, offering and redemption price
  per share.....................................    $      1.00      $       1.00    $      1.00
                                                    ===========      ============    ===========
SWEEP SHARES:
Net Assets......................................    $ 1,110,036      $ 16,729,731    $ 6,762,936
                                                    ===========      ============    ===========
Shares of beneficial interest outstanding, no
  par value.....................................      1,110,010        16,730,010      6,760,010
                                                    ===========      ============    ===========
Net asset value, offering and redemption price
  per share.....................................    $      1.00      $       1.00    $      1.00
                                                    ===========      ============    ===========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                LEADER
                                                               GROWTH &         LEADER
                                                              INCOME FUND    BALANCED FUND
                                                              -----------    -------------
INVESTMENT INCOME:
Interest income.............................................  $    78,282      $ 639,892
Dividend income.............................................    1,585,436        212,684
                                                              -----------      ---------
  TOTAL INCOME..............................................    1,663,718        852,576
                                                              -----------      ---------
EXPENSES:
Advisory fees...............................................      606,010        178,690
Administration fees.........................................      161,604         44,673
Administrative service fees -- Institutional Shares.........      238,648         66,487
Distribution fees -- Investor Shares........................        3,757            522
Fund accounting fees........................................       27,074         22,785
Transfer agent fees.........................................       81,010         54,187
Trustees' fees and expenses.................................        4,423          1,186
Other.......................................................       62,919         24,603
                                                              -----------      ---------
  TOTAL EXPENSES............................................    1,185,445        393,133
  Expenses waived by the Advisor............................      (80,801)       (44,922)
  Expenses waived by the Administrator and its affiliates...     (238,648)       (66,487)
                                                              -----------      ---------
  NET EXPENSES..............................................      865,996        281,724
                                                              -----------      ---------
NET INVESTMENT INCOME.......................................      797,722        570,852
                                                              -----------      ---------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
Net realized losses on investments..........................     (164,486)            --
Change in unrealized appreciation/depreciation on
  investments...............................................   (6,045,153)      (206,576)
                                                              -----------      ---------
Net realized and unrealized losses on investments...........   (6,209,639)      (206,576)
                                                              -----------      ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(5,411,917)     $ 364,276
                                                              ===========      =========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    LEADER        LEADER
                                                     LEADER      INTERMEDIATE      SHORT
                                                   TAX-EXEMPT     GOVERNMENT       TERM
                                                   BOND FUND      BOND FUND      BOND FUND
                                                   ----------    ------------    ---------
INVESTMENT INCOME:
Interest income..................................  $ 458,378      $3,586,323     $ 583,776
Dividend income..................................      2,739          38,547        14,374
                                                   ---------      ----------     ---------
  TOTAL INCOME...................................    461,117       3,624,870       598,150
                                                   ---------      ----------     ---------
EXPENSES:
Advisory fees....................................     46,170         292,362        65,178
Administration fees..............................     18,468         116,946        23,701
Administrative service fees -- Institutional
  Shares.........................................     27,228         173,533        34,839
Distribution fees -- Investor Shares.............        475           1,885           713
Fund accounting fees.............................     20,901          32,934        27,795
Transfer agent fees..............................     18,349          29,225        39,680
Trustees' fees and expenses......................        549           2,999           705
Other............................................     15,298          39,230        19,259
                                                   ---------      ----------     ---------
  TOTAL EXPENSES.................................    147,438         689,114       211,870
  Expenses waived by the Advisor.................    (46,170)        (49,452)      (51,654)
  Expenses waived by the Administrator and its
     affiliates..................................    (27,985)       (173,533)      (34,839)
                                                   ---------      ----------     ---------
  NET EXPENSES...................................     73,283         466,129       125,377
                                                   ---------      ----------     ---------
NET INVESTMENT INCOME............................    387,834       3,158,741       472,773
                                                   ---------      ----------     ---------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS:
Net realized gains/(losses) on investments.......    201,613         219,625       (12,247)
Change in unrealized appreciation/depreciation on
  investments....................................   (309,569)        (90,066)     (453,781)
                                                   ---------      ----------     ---------
Net realized and unrealized gains/(losses) on
  investments....................................   (107,956)        129,559      (466,028)
                                                   ---------      ----------     ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...  $ 279,878      $3,288,300     $   6,745
                                                   =========      ==========     =========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             LEADER            LEADER           LEADER
                                        TAX-EXEMPT MONEY    MONEY MARKET    TREASURY MONEY
                                          MARKET FUND           FUND         MARKET FUND
                                        ----------------    ------------    --------------
INVESTMENT INCOME:
Interest income.......................      $304,361         $5,738,457       $1,173,088
Dividend income.......................         6,146             69,074           41,609
                                            --------         ----------       ----------
  TOTAL INCOME........................       310,507          5,807,531        1,214,697
                                            --------         ----------       ----------
EXPENSES:
Advisory fees.........................        63,779            885,335          178,925
Administration fees...................        31,890            442,672           89,464
Administrative service fees --
  Institutional Shares................        32,672            392,531          124,694
Distribution fees -- Investor
  Shares..............................        11,628            270,220           21,136
Shareholder service fees -- Sweep
  Shares..............................         1,376             25,693            8,456
Fund accounting fees..................        22,553             63,619           21,728
Transfer agent fees...................        19,047            108,470           27,437
Trustees' fees and expenses...........         1,112             11,107            2,210
Other.................................        51,223            157,408           33,381
                                            --------         ----------       ----------
  TOTAL EXPENSES......................       235,280          2,357,055          507,431
  Expenses waived by the Advisor......       (48,129)          (318,437)        (121,153)
  Expenses waived by the Administrator
     and its affiliates...............       (38,989)          (471,518)        (110,309)
                                            --------         ----------       ----------
  NET EXPENSES........................       148,162          1,567,100          275,969
                                            --------         ----------       ----------
NET INVESTMENT INCOME.................       162,345          4,240,431          938,728
                                            --------         ----------       ----------
REALIZED AND UNREALIZED GAINS/(LOSSES)
  ON INVESTMENTS:
Net realized and unrealized
  gains/(losses) on investments.......           725               (937)          36,273
                                            --------         ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................      $163,070         $4,239,494       $  975,001
                                            ========         ==========       ==========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            LEADER                        LEADER
                                                     GROWTH & INCOME FUND             BALANCED FUND
                                                  ---------------------------   --------------------------
                                                   SIX MONTHS                    SIX MONTHS      PERIOD
                                                     ENDED        YEAR ENDED       ENDED          ENDED
                                                  FEBRUARY 28,    AUGUST 31,    FEBRUARY 28,   AUGUST 31,
                                                      2002           2001           2002          2001*
                                                  ------------   ------------   ------------   -----------
                                                  (UNAUDITED)                   (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income...........................  $    797,722   $  1,537,625   $   570,852    $   919,533
Net realized losses on investments..............      (164,486)    (5,181,739)           --       (935,131)
Change in unrealized appreciation/depreciation
  on investments................................    (6,045,153)   (42,306,054)     (206,576)    (1,616,182)
                                                  ------------   ------------   -----------    -----------
Change in net assets resulting from
  operations....................................    (5,411,917)   (45,950,168)      364,276     (1,631,780)
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS FROM:
Net investment income...........................      (803,354)    (1,593,521)     (632,783)      (659,526)
Net realized gains..............................            --     (4,492,418)           --             --
DIVIDENDS TO INVESTOR SHAREHOLDERS FROM:
Net investment income...........................        (8,380)        (2,725)       (4,475)          (984)
Net realized gains..............................            --           (653)           --             --
                                                  ------------   ------------   -----------    -----------
Change in net assets from shareholder
  dividends.....................................      (811,734)    (6,089,317)     (637,258)      (660,510)
CAPITAL SHARE TRANSACTIONS:
Change in net assets from capital share
  transactions..................................       310,979     39,289,570       947,381     47,236,012
                                                  ------------   ------------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS...........    (5,912,672)   (12,749,915)      674,399     44,943,722
NET ASSETS:
Beginning of period.............................   164,778,049    177,527,964    44,943,722             --
                                                  ------------   ------------   -----------    -----------
End of period...................................  $158,865,377   $164,778,049   $45,618,121    $44,943,722
                                                  ============   ============   ===========    ===========

---------------

* From commencement of operations on January 3, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                LEADER                       LEADER                        LEADER
                                              TAX-EXEMPT             INTERMEDIATE GOVERNMENT             SHORT TERM
                                              BOND FUND                     BOND FUND                    BOND FUND
                                      --------------------------   ---------------------------   --------------------------
                                       SIX MONTHS                   SIX MONTHS                    SIX MONTHS      PERIOD
                                         ENDED       YEAR ENDED       ENDED        YEAR ENDED       ENDED          ENDED
                                      FEBRUARY 28,   AUGUST 31,    FEBRUARY 28,    AUGUST 31,    FEBRUARY 28,   AUGUST 31,
                                          2002          2001           2002           2001           2002          2001*
                                      ------------   -----------   ------------   ------------   ------------   -----------
                                      (UNAUDITED)                  (UNAUDITED)                   (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income...............  $   387,834    $   902,525   $  3,158,741   $  6,885,669   $   472,773    $   387,844
Net realized gains/(losses) on
  investments.......................      201,613         (3,626)       219,625       (407,669)      (12,247)       (17,895)
Change in unrealized
  appreciation/depreciation on
  investments.......................     (309,569)       852,654        (90,066)     8,594,575      (453,781)       222,689
                                      -----------    -----------   ------------   ------------   -----------    -----------
Change in net assets resulting from
  operations........................      279,878      1,751,553      3,288,300     15,072,575         6,745        592,638
DIVIDENDS TO INSTITUTIONAL
  SHAREHOLDERS FROM:
Net investment income...............     (381,633)      (899,810)    (3,116,573)    (6,875,727)     (463,997)      (387,192)
Net realized gains..................     (180,069)      (115,063)            --             --        (2,484)            --
DIVIDENDS TO INVESTOR SHAREHOLDERS
  FROM:
Net investment income...............       (6,201)        (2,715)       (32,298)        (9,942)       (8,776)          (652)
Net realized gains..................       (3,521)          --(a)            --             --           (53)            --
                                      -----------    -----------   ------------   ------------   -----------    -----------
Change in net assets from
  shareholder dividends.............     (571,424)    (1,017,588)    (3,148,871)    (6,885,669)     (475,310)      (387,844)
CAPITAL SHARE TRANSACTIONS:
Change in net assets from capital
  share transactions................   (4,082,657)    (1,375,535)   (16,475,099)   (11,792,081)    9,055,649     17,754,615
                                      -----------    -----------   ------------   ------------   -----------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS............................   (4,374,203)      (641,570)   (16,335,670)    (3,605,175)    8,587,084     17,959,409
NET ASSETS:
Beginning of period.................   21,619,306     22,260,876    127,495,555    131,100,730    17,959,409             --
                                      -----------    -----------   ------------   ------------   -----------    -----------
End of period.......................  $17,245,103    $21,619,306   $111,159,885   $127,495,555   $26,546,493    $17,959,409
                                      ===========    ===========   ============   ============   ===========    ===========

---------------

 * From commencement of operations on January 5, 2001.

(a) Total dividends were less than $0.50.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             LEADER                                                       LEADER
                                        TAX-EXEMPT MONEY                    LEADER                    TREASURY MONEY
                                           MARKET FUND                MONEY MARKET FUND                 MARKET FUND
                                   ---------------------------   ----------------------------   ---------------------------
                                    SIX MONTHS       PERIOD       SIX MONTHS                     SIX MONTHS       PERIOD
                                      ENDED          ENDED           ENDED        YEAR ENDED       ENDED          ENDED
                                   FEBRUARY 28,    AUGUST 31,    FEBRUARY 28,     AUGUST 31,    FEBRUARY 28,    AUGUST 31,
                                       2002          2001*           2002            2001           2002          2001*
                                   ------------   ------------   -------------   ------------   ------------   ------------
                                   (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income............  $   162,345    $    780,720   $   4,240,431   $ 16,015,215   $    938,728   $  3,842,478
Net realized gains/(losses) on
  investments....................          725            (187)           (937)        (3,603)        36,273         (1,135)
                                   -----------    ------------   -------------   ------------   ------------   ------------
Change in net assets resulting
  from operations................      163,070         780,533       4,239,494     16,011,612        975,001      3,841,343
DIVIDENDS TO INSTITUTIONAL
  SHAREHOLDERS FROM:
Net investment income............     (144,139)       (728,795)     (3,196,292)   (12,606,698)      (800,201)    (3,473,700)
DIVIDENDS TO INVESTOR
  SHAREHOLDERS FROM:
Net investment income............      (13,617)        (46,799)       (847,459)    (2,303,818)       (72,703)      (227,330)
DIVIDENDS TO SWEEP SHAREHOLDERS
  FROM:
Net investment income............       (4,589)         (5,126)       (196,680)    (1,104,699)       (65,824)      (141,448)
                                   -----------    ------------   -------------   ------------   ------------   ------------
Change in net assets from
  shareholder dividends..........     (162,345)       (780,720)     (4,240,431)   (16,015,215)      (938,728)    (3,842,478)
CAPITAL SHARE TRANSACTIONS:
Change in net assets from capital
  share transactions.............   (6,404,636)     33,032,649    (117,073,017)   167,811,571    (39,492,682)   114,792,689
                                   -----------    ------------   -------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS.......   (6,403,911)     33,032,462    (117,073,954)   167,807,968    (39,456,409)   114,791,554
NET ASSETS:
Beginning of period..............   33,032,462              --     443,994,088    276,186,120    114,791,554             --
                                   -----------    ------------   -------------   ------------   ------------   ------------
End of period....................  $26,628,551    $ 33,032,462   $ 326,920,134   $443,994,088   $ 75,335,145   $114,791,554
                                   ===========    ============   =============   ============   ============   ============

---------------

* From commencement of operations on September 6, 2000.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

LEADER Mutual Funds (the "Trust") was organized as a Massachusetts business trust on April 28, 1994. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust consists of eight series, the LEADER Growth & Income Fund, the LEADER Balanced Fund, the LEADER Tax-Exempt Bond Fund, the LEADER Intermediate Government Bond Fund, the LEADER Short Term Bond Fund, the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund, and the LEADER Treasury Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). All Funds, excluding the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund, are referred to as the "Variable Funds". The LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund are referred to as the "Money Market Funds".

Each Variable Fund offers two classes of shares: Institutional Shares and Investor Shares. Each Money Market Fund offers three classes of shares:
Institutional Shares, Investor Shares and Sweep Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Trust:

Investment Valuation: The Variable Funds are valued as followed: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value. The Money Market Funds' securities are valued at amortized cost, which approximates market value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date which, in the case of the Funds' transactions, is usually within seven days. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times. In the event that the seller defaults on their agreement to repurchase the security, the Fund would attempt

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Dividends to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the LEADER Growth & Income Fund and the LEADER Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date. Income dividends and realized capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and realized capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated daily among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Investment Advisors, Inc. ("UPIA"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. UPIA has voluntarily agreed to reduce its fees for each Fund as follows:

                                                                 ANNUAL FEE        ANNUAL FEE
                                                              BEFORE VOLUNTARY   AFTER VOLUNTARY
                            FUND                                 REDUCTION          REDUCTION
                            ----                              ----------------   ---------------
LEADER Growth & Income Fund.................................       0.75%              0.65%
LEADER Balanced Fund........................................       0.80%              0.60%
LEADER Tax-Exempt Bond Fund.................................       0.50%              0.00%
LEADER Intermediate Government Bond Fund....................       0.50%              0.41%
LEADER Short Term Bond Fund.................................       0.55%              0.11%
LEADER Tax-Exempt Money Market Fund.........................       0.40%              0.10%
LEADER Money Market Fund....................................       0.40%              0.26%
LEADER Treasury Money Market Fund...........................       0.40%              0.13%

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc., ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Funds are affiliated, serves the Funds as administrator and distributor while BISYS Ohio provides fund accounting and transfer agency services for the Funds. Such trustees and officers are paid no fees directly by the Funds for serving as officers of the Funds. As the administrator for the Trust, pursuant to an administration agreement, BISYS is entitled to a fee computed at an annual rate of 0.20% of the Trust's average daily net assets.

Each Fund, with respect to the Institutional Shares, has adopted an Administrative Services Plan (the "Services Plan"). Under the Services Plan, the Variable Funds will pay a monthly fee at an annual rate not to exceed 0.30%, and each Money Market Fund an annual rate not to exceed 0.25% of the average daily net assets of each Fund's Institutional Shares. Part or all of these fees may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Institutional Shares of the Funds.

The Funds have adopted a Rule 12b-1 Distribution and Service Plan (a "12b-1 Plan") with the Trust with respect to Investor Shares. The 12b-1 Plan compensates the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. The Trust will pay a fee at an annual rate with respect to the Variable Funds not to exceed 0.30% and with respect to the Money Market Funds, not to exceed 0.50% of the average daily net assets attributable to its Investor Shares.

Each Money Market Fund, with respect to the Sweep Shares, has adopted a Distribution and Shareholder Servicing Plan (the "Shareholder Servicing Plan") pursuant to rule 12b-1. The fee payable under the Shareholder Servicing Plan may be paid to financial institutions that provide a range of administrative support services to certain Fund shareholders that may also be customers of

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

the financial institution. This fee is paid monthly at an annual rate of 0.25% of the average daily net assets of the Money Market Funds' respective Sweep Shares.

BISYS is entitled to receive commissions on sales of shares of the Funds. For the period ended February 28, 2002, BISYS received $71,238 of commissions on sales of shares of the Funds, of which $63,495 was allowed to affiliated broker/dealers of the Funds.

4. CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The following is a summary of transactions in Fund shares for the period ended February 28, 2002, and year ended August 31, 2001:

                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                                                       LEADER                   LEADER
                                                                GROWTH & INCOME FUND         BALANCED FUND
                                                              ------------------------   ---------------------
                                                                SHARES       AMOUNT       SHARES      AMOUNT
                   CAPITAL TRANSACTIONS:                      ----------   -----------   --------   ----------
INSTITUTIONAL SHARES:
 Proceeds from shares issued................................   1,075,592   $26,889,784    369,701   $3,495,511
 Dividends reinvested.......................................      13,886       338,559     68,294      632,154
 Cost of shares redeemed....................................  (1,134,880)  (28,327,949)  (349,709)  (3,302,519)
                                                              ----------   -----------   --------   ----------
   Change...................................................     (45,402)   (1,099,606)    88,286      825,146
                                                              ----------   -----------   --------   ----------
INVESTOR SHARES:
 Proceeds from shares issued................................      72,870     1,818,427     17,992      170,607
 Dividends reinvested.......................................         310         7,628        465        4,309
 Cost of shares redeemed....................................     (16,644)     (415,470)    (5,644)     (52,681)
                                                              ----------   -----------   --------   ----------
   Change...................................................      56,536     1,410,585     12,813      122,235
                                                              ----------   -----------   --------   ----------
 Change in net assets from capital share transactions.......      11,134   $   310,979    101,099   $  947,381
                                                              ==========   ===========   ========   ==========

                       FOR THE YEAR ENDED AUGUST 31, 2001

                                                                      LEADER                    LEADER
                                                               GROWTH & INCOME FUND        BALANCED FUND(a)
                                                              -----------------------   -----------------------
                                                               SHARES       AMOUNT       SHARES       AMOUNT
                   CAPITAL TRANSACTIONS:                      ---------   -----------   ---------   -----------
INSTITUTIONAL SHARES:
 Proceeds from shares issued................................  2,110,347   $60,262,546   5,513,813   $54,940,714
 Dividends reinvested.......................................    125,883     3,654,333      68,468       659,457
 Cost of shares redeemed....................................   (938,107)  (26,637,045)   (895,450)   (8,644,315)
                                                              ---------   -----------   ---------   -----------
   Change...................................................  1,298,123    37,279,834   4,686,831    46,955,856
                                                              ---------   -----------   ---------   -----------
INVESTOR SHARES:
 Proceeds from shares issued................................     79,017     2,134,496      29,211       281,093
 Dividends reinvested.......................................        120         3,297          95           918
 Cost of shares redeemed....................................     (4,729)     (128,057)       (192)       (1,855)
                                                              ---------   -----------   ---------   -----------
   Change...................................................     74,408     2,009,736      29,114       280,156
                                                              ---------   -----------   ---------   -----------
 Change in net assets from capital share transactions.......  1,372,531   $39,289,570   4,715,945   $47,236,012
                                                              =========   ===========   =========   ===========

---------------

(a) From commencement of operations on January 3, 2001 to August 31, 2001.

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                                         LEADER                     LEADER                      LEADER
                                                       TAX-EXEMPT           INTERMEDIATE GOVERNMENT           SHORT TERM
                                                       BOND FUND                   BOND FUND                   BOND FUND
                                                 ----------------------    -------------------------    -----------------------
                                                  SHARES      AMOUNT         SHARES        AMOUNT        SHARES       AMOUNT
             CAPITAL TRANSACTIONS:               --------   -----------    ----------   ------------    ---------   -----------
INSTITUTIONAL SHARES:
 Proceeds from shares issued...................   106,613   $ 1,097,128       623,882   $  7,997,040    1,052,624   $10,680,647
 Dividends reinvested..........................     2,583        26,520        22,518        289,595       19,729       199,932
 Cost of shares redeemed.......................  (517,886)   (5,361,546)   (2,004,072)   (25,745,918)    (252,097)   (2,540,041)
                                                 --------   -----------    ----------   ------------    ---------   -----------
   Change......................................  (408,690)   (4,237,898)   (1,357,672)   (17,459,283)     820,256     8,340,538
                                                 --------   -----------    ----------   ------------    ---------   -----------
INVESTOR SHARES:
 Proceeds from shares issued...................    16,679       172,349       112,053      1,438,815       86,673       881,256
 Dividends reinvested..........................       742         7,603         1,727         22,176          575         5,807
 Cost of shares redeemed.......................    (2,363)      (24,711)      (37,035)      (476,807)     (16,917)     (171,952)
                                                 --------   -----------    ----------   ------------    ---------   -----------
   Change......................................    15,058       155,241        76,745        984,184       70,331       715,111
                                                 --------   -----------    ----------   ------------    ---------   -----------
 Change in net assets from capital share
   transactions................................  (393,632)  $(4,082,657)   (1,280,927)  $(16,475,099)     890,587   $ 9,055,649
                                                 ========   ===========    ==========   ============    =========   ===========

                       FOR THE YEAR ENDED AUGUST 31, 2001

                                                         LEADER                     LEADER                      LEADER
                                                       TAX-EXEMPT           INTERMEDIATE GOVERNMENT           SHORT TERM
                                                       BOND FUND                   BOND FUND                 BOND FUND(a)
                                                 ----------------------    -------------------------    -----------------------
                                                  SHARES      AMOUNT         SHARES        AMOUNT        SHARES       AMOUNT
             CAPITAL TRANSACTIONS:               --------   -----------    ----------   ------------    ---------   -----------
INSTITUTIONAL SHARES:
 Proceeds from shares issued...................   354,916   $ 3,622,743     2,748,892   $ 34,600,494    1,951,637   $19,519,585
 Dividends reinvested..........................     2,679        27,227        92,034      1,125,633       25,316       253,354
 Cost of shares redeemed.......................  (521,268)   (5,271,038)   (3,891,760)   (48,386,963)    (208,579)   (2,087,375)
                                                 --------   -----------    ----------   ------------    ---------   -----------
   Change......................................  (163,673)   (1,621,068)   (1,050,834)   (12,660,836)   1,768,374    17,685,564
                                                 --------   -----------    ----------   ------------    ---------   -----------
INVESTOR SHARES:
 Proceeds from shares issued...................    35,982       368,617        69,489        876,450        6,972        69,883
 Dividends reinvested..........................       103         1,060           367          4,620           42           418
 Cost of shares redeemed.......................   (12,104)     (124,144)         (973)       (12,315)        (124)       (1,250)
                                                 --------   -----------    ----------   ------------    ---------   -----------
   Change......................................    23,981       245,533        68,883        868,755        6,890        69,051
                                                 --------   -----------    ----------   ------------    ---------   -----------
 Change in net assets from capital share
   transactions................................  (139,692)  $(1,375,535)     (981,951)  $(11,792,081)   1,775,264   $17,754,615
                                                 ========   ===========    ==========   ============    =========   ===========

---------------

(a) From commencement of operations on January 5, 2001 to August 31, 2001.

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                                   LEADER                                                       LEADER
                                                 TAX-EXEMPT                      LEADER                        TREASURY
                                              MONEY MARKET FUND            MONEY MARKET FUND              MONEY MARKET FUND
                                          -------------------------   ----------------------------   ----------------------------
                                            SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
         CAPITAL TRANSACTIONS:            -----------   -----------   ------------   -------------   ------------   -------------
INSTITUTIONAL SHARES:
 Proceeds from shares issued............   16,777,653   $16,777,653    474,082,929   $ 474,082,929     92,738,899   $  92,738,899
 Dividends reinvested...................           --            --        213,711         213,711             --              --
 Cost of shares redeemed................  (22,863,864)  (22,863,864)  (572,838,101)   (572,838,101)  (127,913,374)   (127,913,373)
                                          -----------   -----------   ------------   -------------   ------------   -------------
   Change...............................   (6,086,211)   (6,086,211)   (98,541,461)    (98,541,461)   (35,174,475)    (35,174,474)
                                          -----------   -----------   ------------   -------------   ------------   -------------
INVESTOR SHARES:
 Proceeds from shares issued............    5,662,219     5,662,219     88,398,135      88,398,135      2,120,975       2,120,975
 Dividends reinvested...................       16,980        16,980      1,010,911       1,010,909         90,247          90,247
 Cost of shares redeemed................   (5,997,624)   (5,997,624)   (87,940,600)    (87,940,600)    (6,529,429)     (6,529,429)
                                          -----------   -----------   ------------   -------------   ------------   -------------
   Change...............................     (318,425)     (318,425)     1,468,446       1,468,444     (4,318,207)     (4,318,207)
                                          -----------   -----------   ------------   -------------   ------------   -------------
SWEEP SHARES:
 Proceeds from shares issued............           --            --      8,000,000       8,000,000      8,000,000       8,000,000
 Cost of shares redeemed................           --            --    (28,000,000)    (28,000,000)    (8,000,000)     (8,000,000)
                                          -----------   -----------   ------------   -------------   ------------   -------------
   Change...............................           --            --    (20,000,000)    (20,000,000)            --              --
                                          -----------   -----------   ------------   -------------   ------------   -------------
 Change in net assets from capital share
   transactions.........................   (6,404,636)  $(6,404,636)  (117,073,015)  $(117,073,017)   (39,492,682)  $ (39,492,681)
                                          ===========   ===========   ============   =============   ============   =============

                       FOR THE YEAR ENDED AUGUST 31, 2001

                                                   LEADER                                                       LEADER
                                                 TAX-EXEMPT                      LEADER                        TREASURY
                                            MONEY MARKET FUND(a)           MONEY MARKET FUND             MONEY MARKET FUND(a)
                                          -------------------------   ----------------------------   ----------------------------
                                            SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
         CAPITAL TRANSACTIONS:            -----------   -----------   ------------   -------------   ------------   -------------
INSTITUTIONAL SHARES:
 Proceeds from shares issued............   72,756,531   $72,756,531    439,960,367   $ 439,960,367    283,893,750   $ 283,893,750
 Dividends reinvested...................           --            --         67,748          67,748         13,875          13,875
 Cost of shares redeemed................  (44,994,265)  (44,994,265)  (413,311,647)   (413,311,647)  (184,669,804)   (184,669,804)
                                          -----------   -----------   ------------   -------------   ------------   -------------
   Change...............................   27,762,266    27,762,266     26,716,468      26,716,468     99,237,821      99,237,821
                                          -----------   -----------   ------------   -------------   ------------   -------------
INVESTOR SHARES:
 Proceeds from shares issued............    7,501,540     7,501,540    161,530,282     161,530,282     14,130,528      14,130,528
 Dividends reinvested...................       42,592        42,592      2,063,142       2,063,142        205,097         205,097
 Cost of shares redeemed................   (3,383,759)   (3,383,759)   (59,228,331)    (59,228,331)    (5,540,767)     (5,540,767)
                                          -----------   -----------   ------------   -------------   ------------   -------------
   Change...............................    4,160,373     4,160,373    104,365,093     104,365,093      8,794,858       8,794,858
                                          -----------   -----------   ------------   -------------   ------------   -------------
SWEEP SHARES:
 Proceeds from shares issued............    1,810,010     1,810,010     51,750,010      51,750,010      9,010,010       9,010,010
 Cost of shares redeemed................     (700,000)     (700,000)   (15,020,000)    (15,020,000)    (2,250,000)     (2,250,000)
                                          -----------   -----------   ------------   -------------   ------------   -------------
   Change...............................    1,110,010     1,110,010     36,730,010      36,730,010      6,760,010       6,760,010
                                          -----------   -----------   ------------   -------------   ------------   -------------
 Change in net assets from capital share
   transactions.........................   33,032,649   $33,032,649    167,811,571   $ 167,811,571    114,792,689   $ 114,792,689
                                          ===========   ===========   ============   =============   ============   =============

---------------

(a) From commencement of operations on September 6, 2000 to August 31, 2001.

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for each Fund for the period ended February 28, 2002 were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
LEADER Growth & Income Fund.................................  $ 7,385,839   $ 3,479,949
LEADER Balanced Fund........................................    1,635,780            --
LEADER Tax-Exempt Bond Fund.................................           --     4,156,075
LEADER Intermediate Government Bond Fund....................   12,705,881    19,451,378
LEADER Short Term Bond Fund.................................    9,266,132     1,202,753

                              LEADER MUTUAL FUNDS
                          LEADER GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 FOR THE SIX
                                                 MONTHS ENDED              FOR THE YEARS ENDED AUGUST 31,
                                                 FEBRUARY 28,    --------------------------------------------------
                                                     2002          2001       2000       1999      1998      1997
                                                 ------------    --------   --------   --------   -------   -------
                                                 (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD.........    $  25.55      $  34.97   $  30.37   $  23.46   $ 22.18   $ 16.42
                                                   --------      --------   --------   --------   -------   -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income..........................        0.12          0.27       0.32       0.30      0.23      0.26
Net realized and unrealized gains (losses) on
  investments..................................       (0.95)        (8.52)      4.75       7.53      1.72      6.12
                                                   --------      --------   --------   --------   -------   -------
Total income/(loss) from investment
  operations...................................       (0.83)        (8.25)      5.07       7.83      1.95      6.38
                                                   --------      --------   --------   --------   -------   -------
LESS DIVIDENDS:
Net investment income..........................       (0.13)        (0.29)     (0.32)     (0.27)    (0.25)    (0.25)
Net realized gains.............................          --         (0.88)     (0.15)     (0.65)    (0.42)    (0.37)
                                                   --------      --------   --------   --------   -------   -------
Total dividends................................       (0.13)        (1.17)     (0.47)     (0.92)    (0.67)    (0.62)
                                                   --------      --------   --------   --------   -------   -------
NET ASSET VALUE -- END OF PERIOD...............    $  24.59      $  25.55   $  34.97   $  30.37   $ 23.46   $ 22.18
                                                   ========      ========   ========   ========   =======   =======
Total Return...................................       (3.26)%(a)   (23.98)%    16.80%     33.73%     8.84%    39.59%
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's)..........    $155,651      $162,881   $177,528   $145,919   $74,131   $70,276
Ratio of expenses to average net assets........        1.07%(b)      1.00%      0.82%      0.87%     0.99%     1.06%
Ratio of net investment income to average net
  assets.......................................        0.99%(b)      0.94%      0.99%      1.05%     0.96%     1.36%
Ratio of expenses to average net assets without
  fee waivers(c)...............................        1.47%(b)      1.45%      1.32%      1.37%     1.49%     1.56%
Portfolio turnover rate(d).....................           2%            6%        17%         9%       26%       17%

--------------------------------------------------------------------------------

(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $25.50         $ 31.45
                                                                 ------         -------
LOSS FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.09            0.18
Net realized and unrealized losses on investments...........      (0.95)          (5.07)
                                                                 ------         -------
Total loss from investment operations.......................      (0.86)          (4.89)
                                                                 ------         -------
LESS DIVIDENDS:
Net investment income.......................................      (0.09)          (0.18)
Net realized gains..........................................         --           (0.88)
                                                                 ------         -------
Total dividends.............................................      (0.09)          (1.06)
                                                                 ------         -------
NET ASSET VALUE -- END OF PERIOD............................     $24.55         $ 25.50
                                                                 ======         =======
Total Return(a).............................................      (3.37)%(b)     (15.93)%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $3,214         $ 1,897
Ratio of expenses to average net assets.....................       1.37%(c)        1.45%(c)
Ratio of net investment income to average net assets........       0.69%(c)        0.55%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.47%(c)        1.55%(c)
Portfolio turnover rate(e)..................................          2%              6%

--------------------------------------------------------------------------------

* From the commencement of operations on October 26, 2000 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              LEADER BALANCED FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED   PERIOD ENDED
                                                              FEBRUARY 28,    AUGUST 31,
                                                                  2002          2001*
                                                              ------------   ------------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $  9.53        $ 10.00
                                                                -------        -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.11           0.20
Net realized and unrealized losses on investments...........      (0.04)         (0.53)
                                                                -------        -------
Total loss from investment operations.......................       0.07          (0.33)
                                                                -------        -------
LESS DIVIDENDS:
Net investment income.......................................      (0.13)         (0.14)
                                                                -------        -------
Total dividends.............................................      (0.13)         (0.14)
                                                                -------        -------
NET ASSET VALUE -- END OF PERIOD............................    $  9.47        $  9.53
                                                                =======        =======
Total Return................................................       0.82%(a)      (3.35)%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $45,222        $44,667
Ratio of expenses to average net assets.....................       1.26%(b)       1.11%(b)
Ratio of net investment income to average net assets........       2.56%(b)       3.03%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.76%(b)       1.70%(b)
Portfolio turnover rate(d)..................................          0%             8%

--------------------------------------------------------------------------------

* From the commencement of operations on January 3, 2001 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              LEADER BALANCED FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED   PERIOD ENDED
                                                              FEBRUARY 28,    AUGUST 31,
                                                                  2002          2001*
                                                              ------------   ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 9.52         $ 9.86
                                                                 ------         ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.10           0.15
Net realized and unrealized losses on investments...........      (0.05)         (0.36)
                                                                 ------         ------
Total loss from investment operations.......................       0.05          (0.21)
                                                                 ------         ------
LESS DIVIDENDS:
Net investment income.......................................      (0.12)         (0.13)
                                                                 ------         ------
Total dividends.............................................      (0.12)         (0.13)
                                                                 ------         ------
NET ASSET VALUE -- END OF PERIOD............................     $ 9.45         $ 9.52
                                                                 ======         ======
Total Return(a).............................................       0.58%(b)      (2.14)%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $  396         $  277
Ratio of expenses to average net assets.....................       1.56%(c)       1.45%(c)
Ratio of net investment income to average net assets........       2.27%(c)       2.53%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.76%(c)       1.95%(c)
Portfolio turnover rate(e)..................................          0%             8%

--------------------------------------------------------------------------------

* From the commencement of operations on February 20, 2001 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER TAX-EXEMPT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   FOR THE SIX      FOR THE       FOR THE
                                                   MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                                   FEBRUARY 28,    AUGUST 31,    AUGUST 31,
                                                       2002           2001         2000*
                                                   ------------    ----------   ------------
                                                   (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD...........    $ 10.44        $ 10.07       $ 10.00
                                                     -------        -------       -------
INCOME/(LOSSES) FROM INVESTMENT OPERATIONS:
Net investment income............................       0.22           0.45          0.05
Net realized and unrealized gains/(losses) on
  investments....................................      (0.06)          0.43          0.07
                                                     -------        -------       -------
Total income from investment operations..........       0.16           0.88          0.12
                                                     -------        -------       -------
LESS DIVIDENDS:
Net investment income............................      (0.22)         (0.45)        (0.05)
Net realized gains...............................      (0.10)         (0.06)           --
                                                     -------        -------       -------
Total dividends..................................      (0.32)         (0.51)        (0.05)
                                                     -------        -------       -------
NET ASSET VALUE -- END OF PERIOD.................    $ 10.28        $ 10.44       $ 10.07
                                                     =======        =======       =======
Total Return.....................................       1.58%(a)       8.92%         1.16%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's)............    $16,844        $21,369       $22,261
Ratio of expenses to average net assets..........       0.79%(b)       0.75%         0.87%(b)
Ratio of net investment income to average net
  assets.........................................       4.20%(b)       4.38%         4.26%(b)
Ratio of expenses to average net assets without
  fee waivers(c).................................       1.60%(b)       1.51%         1.32%(b)
Portfolio turnover rate(d).......................          0%            22%            9%

--------------------------------------------------------------------------------

* From the commencement of operations on July 24, 2000 to August 31, 2000.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER TAX-EXEMPT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             FOR THE SIX       FOR THE
                                                             MONTHS ENDED    PERIOD ENDED
                                                             FEBRUARY 28,     AUGUST 31,
                                                                 2002           2001*
                                                             ------------    ------------
                                                             (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD.....................     $10.43          $10.17
                                                                ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................................       0.20            0.30
Net realized and unrealized gains/(losses) on
  investments..............................................      (0.06)           0.32
                                                                ------          ------
Total income from investment operations....................       0.14            0.62
                                                                ------          ------
LESS DIVIDENDS:
Net investment income......................................      (0.20)          (0.30)
Net realized gains.........................................      (0.10)          (0.06)
                                                                ------          ------
Total dividends............................................      (0.30)          (0.36)
                                                                ------          ------
NET ASSET VALUE -- END OF PERIOD...........................     $10.27          $10.43
                                                                ======          ======
Total Return(a)............................................       1.44%(b)        5.56%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's)......................     $  401          $  250
Ratio of expenses to average net assets....................       1.10%(c)        1.16%(c)
Ratio of net investment income to average net assets.......       3.92%(c)        3.97%(c)
Ratio of expenses to average net assets without fee
  waivers(d)...............................................       1.60%(c)        1.66%(c)
Portfolio turnover rate(e).................................          0%             22%

--------------------------------------------------------------------------------

* From the commencement of operations on December 26, 2000 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 FOR THE SIX
                                                 MONTHS ENDED             FOR THE YEARS ENDED AUGUST 31,
                                                 FEBRUARY 28,    -------------------------------------------------
                                                     2002          2001       2000      1999      1998      1997
                                                 ------------    --------   --------   -------   -------   -------
                                                 (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD.........    $  12.79      $  11.97   $  12.04   $ 13.00   $ 12.61   $ 12.43
                                                   --------      --------   --------   -------   -------   -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income..........................        0.34          0.72       0.74      0.72      0.76      0.79
Net realized and unrealized gains/(losses) on
  investments..................................          --(a)       0.82      (0.07)    (0.96)     0.39      0.19
                                                   --------      --------   --------   -------   -------   -------
Total income/(loss) from investment
  operations...................................        0.34          1.54       0.67     (0.24)     1.15      0.98
                                                   --------      --------   --------   -------   -------   -------
LESS DIVIDENDS:
Net investment income..........................       (0.34)        (0.72)     (0.74)    (0.72)    (0.76)    (0.79)
In excess of net investment income.............          --            --         --        --        --     (0.01)
                                                   --------      --------   --------   -------   -------   -------
Total dividends................................       (0.34)        (0.72)     (0.74)    (0.72)    (0.76)    (0.80)
                                                   --------      --------   --------   -------   -------   -------
NET ASSET VALUE -- END OF PERIOD...............    $  12.79      $  12.79   $  11.97   $ 12.04   $ 13.00   $ 12.61
                                                   ========      ========   ========   =======   =======   =======
Total Return...................................        2.70%(b)     13.18%      5.86%    (1.97)%    9.33%     7.96%
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's)..........    $109,298      $126,615   $131,101   $80,607   $72,614   $64,459
Ratio of expenses to average net assets........        0.79%(c)      0.82%      0.79%     0.82%     0.90%     0.96%
Ratio of net investment income to average net
  assets.......................................        5.40%(c)      5.78%      6.28%     5.69%     5.92%     6.15%
Ratio of expenses to average net assets without
  fee waivers(d)...............................        1.18%(c)      1.22%      1.14%     1.17%     1.25%     1.31%
Portfolio turnover rate(e).....................          12%           20%        14%       16%       32%       19%

--------------------------------------------------------------------------------

(a)  Amount is less than $0.01.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $12.78          $12.49
                                                                 ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.33            0.51
Net realized and unrealized gains on investments............       0.01            0.29
                                                                 ------          ------
Total income from investment operations.....................       0.34            0.80
                                                                 ------          ------
LESS DIVIDENDS:
Net investment income.......................................      (0.33)          (0.51)
                                                                 ------          ------
Total dividends.............................................      (0.33)          (0.51)
                                                                 ------          ------
NET ASSET VALUE -- END OF PERIOD............................     $12.79          $12.78
                                                                 ======          ======
Total Return(a).............................................       2.64%(b)        6.52%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $1,862          $  880
Ratio of expenses to average net assets.....................       1.11%(c)        1.12%(c)
Ratio of net investment income to average net assets........       5.16%(c)        5.27%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.18%(c)        1.22%(c)
Portfolio turnover rate(e)..................................         12%             20%

--------------------------------------------------------------------------------

* From the commencement of operations on December 26, 2000 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 10.12         $ 10.00
                                                                -------         -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.20            0.30
Net realized and unrealized gains/(losses) on investments...      (0.16)           0.12
                                                                -------         -------
Total income from investment operations.....................       0.04            0.42
                                                                -------         -------
LESS DIVIDENDS:
Net investment income.......................................      (0.20)          (0.30)
                                                                -------         -------
Total dividends.............................................      (0.20)          (0.30)
                                                                -------         -------
NET ASSET VALUE -- END OF PERIOD............................    $  9.96         $ 10.12
                                                                =======         =======
Total Return................................................       0.39%(a)        4.26%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $25,778         $17,890
Ratio of expenses to average net assets.....................       1.05%(b)        0.96%(b)
Ratio of net investment income to average net assets........       4.00%(b)        4.50%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.79%(b)        1.83%(b)
Portfolio turnover rate(d)..................................          6%             22%

--------------------------------------------------------------------------------

* From the commencement of operations on January 5, 2001 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          LEADER SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $10.11          $10.00
                                                                 ------          ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.20            0.21
Net realized and unrealized gains/(losses) on investments...      (0.16)           0.11
                                                                 ------          ------
Total income from investment operations.....................       0.04            0.32
                                                                 ------          ------
LESS DIVIDENDS:
Net investment income.......................................      (0.20)          (0.21)
                                                                 ------          ------
Total dividends.............................................      (0.20)          (0.21)
                                                                 ------          ------
NET ASSET VALUE -- END OF PERIOD............................     $ 9.95          $10.11
                                                                 ======          ======
Total Return(a).............................................       0.36%(b)        3.19%(b)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $  769          $   70
Ratio of expenses to average net assets.....................       1.35%(c)        1.31%(c)
Ratio of net investment income to average net assets........       3.69%(c)        4.11%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.79%(c)        2.02%(c)
Portfolio turnover rate(e)..................................          6%             22%

--------------------------------------------------------------------------------

* From the commencement of operations on March 8, 2001 to August 31, 2001.
(a)  Total return excludes sales charges.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      LEADER TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.01            0.03
                                                                -------         -------
Total income from investment operations.....................       0.01            0.03
                                                                -------         -------
LESS DIVIDENDS:
Net investment income.......................................      (0.01)          (0.03)
                                                                -------         -------
Total dividends.............................................      (0.01)          (0.03)
                                                                -------         -------
NET ASSET VALUE -- END OF PERIOD............................    $  1.00         $  1.00
                                                                =======         =======
Total Return................................................       0.54%(a)        2.97%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $21,676         $27,762
Ratio of expenses to average net assets.....................       0.85%(b)        0.65%(b)
Ratio of net investment income to average net assets........       1.10%(b)        2.91%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.44%(b)        1.23%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on September 6, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      LEADER TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.00(a)         0.02
                                                                 ------          ------
Total income from investment operations.....................       0.00            0.02
                                                                 ------          ------
LESS DIVIDENDS:
Net investment income.......................................      (0.00)(b)       (0.02)
                                                                 ------          ------
Total dividends.............................................      (0.00)          (0.02)
                                                                 ------          ------
NET ASSET VALUE -- END OF PERIOD............................     $ 1.00          $ 1.00
                                                                 ======          ======
Total Return................................................       0.29%(c)        2.18%(c)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $3,842          $4,160
Ratio of expenses to average net assets.....................       1.35%(d)        1.18%(d)
Ratio of net investment income to average net assets........       0.59%(d)        2.08%(d)
Ratio of expenses to average net assets without fee
  waivers(e)................................................       1.69%(d)        1.51%(d)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to August 31, 2001.
(a)  Net investment income was less than one cent per share.
(b) Distributions from net investment income were less than one cent per share.
(c)  Not annualized.
(d)  Annualized.
(e) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      LEADER TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.00(a)         0.03
                                                                 ------          ------
Total income from investment operations.....................       0.00            0.03
                                                                 ------          ------
LESS DIVIDENDS:
Net investment income.......................................      (0.00)(b)       (0.03)
                                                                 ------          ------
Total dividends.............................................      (0.00)          (0.03)
                                                                 ------          ------
NET ASSET VALUE -- END OF PERIOD............................     $ 1.00          $ 1.00
                                                                 ======          ======
Total Return................................................       0.41%(c)        2.40%(c)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $1,110          $1,110
Ratio of expenses to average net assets.....................       1.09%(d)        0.98%(d)
Ratio of net investment income to average net assets........       0.83%(d)        1.75%(d)
Ratio of expenses to average net assets without fee
  waivers(e)................................................       1.44%(d)        1.31%(d)

--------------------------------------------------------------------------------

* From the commencement of operations on October 5, 2000 to August 31, 2001.
(a)  Net investment income was less than one cent per share.
(b) Distributions from net investment income were less than one cent per share.
(c)  Not annualized.
(d)  Annualized.
(e) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            LEADER MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   FOR THE SIX      FOR THE       FOR THE        FOR THE
                                   MONTHS ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                   FEBRUARY 28,    AUGUST 31,    AUGUST 31,     AUGUST 31,
                                       2002           2001          2000          1999*
                                   ------------    ----------    ----------    ------------
                                   (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF
  PERIOD.........................    $   1.00       $   1.00      $   1.00       $   1.00
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income............        0.01           0.05          0.06           0.01
                                     --------       --------      --------       --------
Total income from investment
  operations.....................        0.01           0.05          0.06           0.01
                                     --------       --------      --------       --------
LESS DIVIDENDS:
Net investment income............       (0.01)         (0.05)        (0.06)         (0.01)
                                     --------       --------      --------       --------
Total dividends..................       (0.01)         (0.05)        (0.06)         (0.01)
                                     --------       --------      --------       --------
NET ASSET VALUE -- END OF
  PERIOD.........................    $   1.00       $   1.00      $   1.00       $   1.00
                                     ========       ========      ========       ========
Total Return.....................        1.02%(a)       5.14%         5.60%          0.67%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period
  ($000's).......................    $204,358       $302,900      $276,186       $166,335
Ratio of expenses to average net
  assets.........................        0.57%(b)       0.54%         0.51%          0.51%(b)
Ratio of net investment income to
  average net assets.............        2.04%(b)       5.05%         5.50%          4.35%(b)
Ratio of expenses to average net
  assets without fee
  waivers(c).....................        1.00%(b)       0.99%         1.02%          1.02%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on July 7, 1999 to August 31, 1999.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            LEADER MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $   1.00        $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................        0.01            0.04
                                                                --------        --------
Total income from investment operations.....................        0.01            0.04
                                                                --------        --------
LESS DIVIDENDS:
Net investment income.......................................       (0.01)          (0.04)
                                                                --------        --------
Total dividends.............................................       (0.01)          (0.04)
                                                                --------        --------
NET ASSET VALUE -- END OF PERIOD............................    $   1.00        $   1.00
                                                                ========        ========
Total Return................................................        0.77%(a)        4.09%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $105,832        $104,364
Ratio of expenses to average net assets.....................        1.07%(b)        1.08%(b)
Ratio of net investment income to average net assets........        1.57%(b)        3.92%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................        1.25%(b)        1.26%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            LEADER MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.01            0.05
                                                                -------         -------
Total income from investment operations.....................       0.01            0.05
                                                                -------         -------
LESS DIVIDENDS:
Net investment income.......................................      (0.01)          (0.05)
                                                                -------         -------
Total dividends.............................................      (0.01)          (0.05)
                                                                -------         -------
NET ASSET VALUE -- END OF PERIOD............................    $  1.00         $  1.00
                                                                =======         =======
Total Return................................................       0.90%(a)        4.82%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $16,730         $36,730
Ratio of expenses to average net assets.....................       0.82%(b)        0.81%(b)
Ratio of net investment income to average net assets........       1.91%(b)        4.50%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.00%(b)        1.00%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on September 5, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       LEADER TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.01            0.05
                                                                -------         -------
Total income from investment operations.....................       0.01            0.05
                                                                -------         -------
LESS DIVIDENDS:
Net investment income.......................................      (0.01)          (0.05)
                                                                -------         -------
Total dividends.............................................      (0.01)          (0.05)
                                                                -------         -------
NET ASSET VALUE -- END OF PERIOD............................    $  1.00         $  1.00
                                                                =======         =======
Total Return................................................       1.05%(a)        4.88%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................    $64,092         $99,236
Ratio of expenses to average net assets.....................       0.57%(b)        0.58%(b)
Ratio of net investment income to average net assets........       2.15%(b)        4.60%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.13%(b)        1.14%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on September 6, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       LEADER TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.01            0.04
                                                                 ------          ------
Total income from investment operations.....................       0.01            0.04
                                                                 ------          ------
LESS DIVIDENDS:
Net investment income.......................................      (0.01)          (0.04)
                                                                 ------          ------
Total dividends.............................................      (0.01)          (0.04)
                                                                 ------          ------
NET ASSET VALUE -- END OF PERIOD............................     $ 1.00          $ 1.00
                                                                 ======          ======
Total Return................................................       0.84%(a)        3.95%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $4,480          $8,795
Ratio of expenses to average net assets.....................       0.98%(b)        1.06%(b)
Ratio of net investment income to average net assets........       1.72%(b)        3.90%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.29%(b)        1.37%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       LEADER TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    PERIOD ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2002           2001*
                                                              ------------    ------------
                                                              (UNAUDITED)
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.01            0.04
                                                                 ------          ------
Total income from investment operations.....................       0.01            0.04
                                                                 ------          ------
LESS DIVIDENDS:
Net investment income.......................................      (0.01)          (0.04)
                                                                 ------          ------
Total dividends.............................................      (0.01)          (0.04)
                                                                 ------          ------
NET ASSET VALUE -- END OF PERIOD............................     $ 1.00          $ 1.00
                                                                 ======          ======
Total Return................................................       0.97%(a)        4.17%(a)
RATIOS AND SUPPLEMENTARY DATA:
Net assets, at end of period ($000's).......................     $6,763          $6,760
Ratio of expenses to average net assets.....................       0.73%(b)        0.79%(b)
Ratio of net investment income to average net assets........       1.95%(b)        3.71%(b)
Ratio of expenses to average net assets without fee
  waivers(c)................................................       1.04%(b)        1.10%(b)

--------------------------------------------------------------------------------

* From the commencement of operations on October 5, 2000 to August 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                               INVESTMENT ADVISER
                   Union Planters Bank, National Association
                            One South Church Street
                                   Suite 500
                           Belleville, Illinois 62220

                          ADMINISTRATOR & DISTRIBUTOR
                            BISYS Fund Services L.P.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                             TRANSFER AND DIVIDEND
                                  PAYING AGENT
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219



                                   CUSTODIAN
                   Union Planters Bank, National Association
                            One South Church Street
                                   Suite 500
                           Belleville, Illinois 62220

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215

                                 LEGAL COUNSEL
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110







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                                      4/02